UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2009

This report on Form N-CSR relates solely to the Registrant's Fidelity International Real Estate Fund, Fidelity Real Estate Income Fund and Fidelity Small Cap Value Fund series (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

Fidelity®
International Real Estate
Fund

Semiannual Report

January 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Class A	1.44%
Actual		$ 1,000.00	$ 540.00	$ 5.59
Hypothetical A		$ 1,000.00	$ 1,017.95	$ 7.32
Class T	1.70%
Actual		$ 1,000.00	$ 539.50	$ 6.60
Hypothetical A		$ 1,000.00	$ 1,016.64	$ 8.64
Class B	2.18%
Actual		$ 1,000.00	$ 537.80	$ 8.45
Hypothetical A		$ 1,000.00	$ 1,014.22	$ 11.07
Class C	2.18%
Actual		$ 1,000.00	$ 537.40	$ 8.45
Hypothetical A		$ 1,000.00	$ 1,014.22	$ 11.07
International Real Estate	1.18%
Actual		$ 1,000.00	$ 540.30	$ 4.58
Hypothetical A		$ 1,000.00	$ 1,019.26	$ 6.01
Institutional Class	1.18%
Actual		$ 1,000.00	$ 540.30	$ 4.58
Hypothetical A		$ 1,000.00	$ 1,019.26	$ 6.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Mitsubishi Estate Co. Ltd.	8.1	7.2
Unibail-Rodamco	7.7	6.7
Westfield Group unit	7.0	7.8
Mitsui Fudosan Co. Ltd.	6.6	5.5
Sun Hung Kai Properties Ltd.	6.4	7.2
Nippon Building Fund, Inc.	5.1	2.9
Hang Lung Properties Ltd.	4.9	2.9
China Overseas Land & Investment Ltd.	4.0	3.1
Land Securities Group PLC	3.2	3.3
Japan Real Estate Investment Corp.	2.6	0.0
	55.6
Top Five Countries as of January 31, 2009
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Japan	29.1	18.5
Hong Kong	23.0	22.2
Australia	12.2	15.7
United Kingdom	9.1	9.5
France	7.7	9.5
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top REIT Sectors as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Management/Investment	27.7	27.4
REITs - Office Buildings	12.9	6.8
REITs - Shopping Centers	7.0	5.3
REITs - Industrial Buildings	2.9	4.9
Asset Allocation (% of fund's net assets)
As of January 31, 2009 *		As of July 31, 2008 **
	Stocks 95.7%		Stocks and Investment Companies 96.9%
	Short-Term Investments and Net Other Assets 4.3%		Short-Term Investments and Net Other Assets 3.1%
* Foreign investments	95.7%	** Foreign investments	96.2%

Semiannual Report

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
Australia - 12.2%
CFS Retail Property Trust	4,508,123	$ 5,084,958
Charter Hall Group unit	3,006,676	459,803
DEXUS Property Group unit	4,193,485	1,974,622
Goodman Group unit	3,318,615	1,453,492
Stockland Corp. Ltd. unit	1,617,106	3,674,048
Westfield Group unit	2,301,771	17,374,173
TOTAL AUSTRALIA		30,021,096
Bermuda - 0.2%
HKC Holdings Ltd.	9,736,363	543,652
Cayman Islands - 0.7%
New World China Land Ltd. (d)	6,833,400	1,703,126
China - 1.1%
China Resources Land Ltd.	2,402,000	2,774,354
Finland - 1.0%
Citycon Oyj	1,188,403	2,373,559
France - 7.7%
Unibail-Rodamco	140,217	18,886,383
Germany - 0.1%
DIC Asset AG	41,460	235,681
Greece - 0.6%
Babis Vovos International Technical SA (a)	235,830	1,600,246
Hong Kong - 23.0%
China Overseas Land & Investment Ltd.	7,479,680	9,781,988
Hang Lung Properties Ltd.	5,374,000	12,081,144
Hong Kong Land Holdings Ltd.	2,643,000	5,540,844
Link (REIT)	3,258,915	6,096,274
New World Development Co. Ltd.	4,433,000	4,202,115
Sino Land Co.	3,064,174	2,937,964
Sino-Ocean Land Holdings Ltd.	700,000	347,710
Sun Hung Kai Properties Ltd.	1,782,000	15,787,607
TOTAL HONG KONG		56,775,646
Italy - 1.0%
Immobiliare Grande Distribuzione SpA	1,817,700	2,536,649
Japan - 29.1%
Japan Real Estate Investment Corp.	721	6,498,638
Japan Retail Fund Investment Corp.	609	2,678,667
Kenedix Realty Investment Corp. (d)	1,672	4,357,687
Mitsubishi Estate Co. Ltd.	1,515,000	19,867,919
Mitsui Fudosan Co. Ltd.	1,262,000	16,276,374
Common Stocks - continued
	Shares	Value
Japan - continued
Nippon Accommodations Fund, Inc.	119	$ 510,156
Nippon Building Fund, Inc.	1,172	12,574,360
Nomura Real Estate Office Fund, Inc.	626	3,938,541
NTT Urban Development Co.	2,224	1,911,153
ORIX JREIT, Inc.	657	3,099,042
TOTAL JAPAN		71,712,537
Netherlands - 2.9%
Corio NV	76,300	3,274,465
Eurocommercial Properties NV (Certificaten Van Aandelen) unit	133,432	3,869,367
TOTAL NETHERLANDS		7,143,832
Norway - 0.3%
Norwegian Property ASA	966,000	738,969
Philippines - 0.2%
Filinvest Land, Inc.	65,114,000	588,443
Singapore - 5.9%
Ascendas Real Estate Investment Trust (A-REIT)	3,964,000	3,745,004
CapitaCommercial Trust (REIT)	2,849,000	1,767,601
CapitaLand Ltd.	3,303,900	5,116,114
CapitaMall Trust	3,788,000	3,927,679
TOTAL SINGAPORE		14,556,398
Sweden - 0.6%
Castellum AB	215,000	1,374,418
United Kingdom - 9.1%
Big Yellow Group PLC (d)	556,900	1,370,409
British Land Co. PLC (d)	904,600	5,933,874
Hammerson PLC (d)	348,500	2,049,861
Land Securities Group PLC	798,600	7,982,276
Liberty International PLC (d)	538,000	2,907,121
Segro PLC (d)	704,900	1,632,419
Unite Group PLC	651,900	604,817
TOTAL UNITED KINGDOM		22,480,777
TOTAL COMMON STOCKS (Cost $440,956,424)		236,045,766
Money Market Funds - 6.7%
	Shares	Value
Fidelity Cash Central Fund, 0.78% (b)	7,096,247	$ 7,096,247
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	9,317,485	9,317,485
TOTAL MONEY MARKET FUNDS (Cost $16,413,732)		16,413,732
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $457,370,156)		252,459,498
NET OTHER ASSETS - (2.4)%		(5,946,608)
NET ASSETS - 100%		$ 246,512,890
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 108,499
Fidelity Securities Lending Cash Central Fund	215,845
Total	$ 324,344
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 252,459,498	$ 74,372,689	$ 178,086,809	$ -
Income Tax Information
The fund intends to elect to defer to its fiscal year ending July 31, 2009 approximately $91,247,042 of losses recognized during the period November 1, 2007 to July 31, 2008.

The fund intends to elect to defer to its fiscal year ending July 31, 2009 approximately $51,983,093 of passive foreign investment company losses recognized during the period November 1, 2007 to July 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $8,973,608) - See accompanying schedule: Unaffiliated issuers (cost $440,956,424)	$ 236,045,766
Fidelity Central Funds (cost $16,413,732)	16,413,732
Total Investments (cost $457,370,156)		$ 252,459,498
Foreign currency held at value (cost $59,402)		58,969
Receivable for investments sold		3,723,429
Receivable for fund shares sold		260,380
Dividends receivable		1,435,430
Distributions receivable from Fidelity Central Funds		58,781
Prepaid expenses		3,894
Other receivables		527,523
Total assets		258,527,904

Liabilities
Payable for investments purchased	$ 1,983,661
Payable for fund shares redeemed	363,621
Accrued management fee	159,575
Distribution fees payable	3,941
Other affiliated payables	81,641
Other payables and accrued expenses	105,090
Collateral on securities loaned, at value	9,317,485
Total liabilities		12,015,014

Net Assets		$ 246,512,890
Net Assets consist of:
Paid in capital		$ 739,253,141
Distributions in excess of net investment income		(46,673,109)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(241,091,068)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(204,976,074)
Net Assets		$ 246,512,890

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,912,371 ÷ 855,862 shares)	$ 5.74

Maximum offering price per share (100/94.25 of $5.74)	$ 6.09
Class T: Net Asset Value and redemption price per share ($1,603,748 ÷ 280,109 shares)	$ 5.73

Maximum offering price per share (100/96.50 of $5.73)	$ 5.94
Class B: Net Asset Value and offering price per share ($448,449 ÷ 78,786 shares)A	$ 5.69

Class C: Net Asset Value and offering price per share ($1,869,811 ÷ 328,923 shares) A	$ 5.68

International Real Estate: Net Asset Value, offering price and redemption price per share ($236,296,223 ÷ 40,941,359 shares)	$ 5.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,382,288 ÷ 239,967 shares)	$ 5.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2009 (Unaudited)
Investment Income
Dividends		$ 7,870,994
Interest		7,721
Income from Fidelity Central Funds		324,344
		8,203,059
Less foreign taxes withheld		(680,031)
Total income		7,523,028

Expenses
Management fee	$ 1,349,759
Transfer agent fees	556,390
Distribution fees	33,654
Accounting and security lending fees	99,173
Custodian fees and expenses	122,572
Independent trustees' compensation	1,172
Registration fees	43,709
Audit	41,065
Legal	2,793
Miscellaneous	17,029
Total expenses before reductions	2,267,316
Expense reductions	(54,272)	2,213,044
Net investment income (loss)		5,309,984
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(138,009,092)
Foreign currency transactions	(281,757)
Total net realized gain (loss)		(138,290,849)
Change in net unrealized appreciation (depreciation) on: Investment securities	(121,166,868)
Assets and liabilities in foreign currencies	(33,033)
Total change in net unrealized appreciation (depreciation)		(121,199,901)
Net gain (loss)		(259,490,750)
Net increase (decrease) in net assets resulting from operations		$ (254,180,766)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	Year endedJuly 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,309,984	$ 14,898,195
Net realized gain (loss)	(138,290,849)	(74,876,486)
Change in net unrealized appreciation (depreciation)	(121,199,901)	(134,244,778)
Net increase (decrease) in net assets resulting from operations	(254,180,766)	(194,223,069)
Distributions to shareholders from net investment income	-	(18,764,211)
Distributions to shareholders from net realized gain	-	(91,321,071)
Total distributions	-	(110,085,282)
Share transactions - net increase (decrease)	(97,617,143)	(143,878,212)
Redemption fees	87,761	522,585
Total increase (decrease) in net assets	(351,710,148)	(447,663,978)

Net Assets
Beginning of period	598,223,038	1,045,887,016
End of period (including distributions in excess of net investment income of $46,673,109 and distributions in excess of net investment income of $51,983,093, respectively)	$ 246,512,890	$ 598,223,038

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.63	$ 15.71	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.10	.20	.11
Net realized and unrealized gain (loss)	(4.99)	(3.48)	(1.87)
Total from investment operations	(4.89)	(3.28)	(1.76)
Distributions from net investment income	-	(.31)	-
Distributions from net realized gain	-	(1.50)	-
Total distributions	-	(1.81)	-
Redemption fees added to paid in capital E	- J	.01	.01
Net asset value, end of period	$ 5.74	$ 10.63	$ 15.71
Total Return B, C, D	(46.00)%	(23.20)%	(10.02)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.44% A	1.38%	1.37% A
Expenses net of fee waivers, if any	1.44% A	1.38%	1.37% A
Expenses net of all reductions	1.41% A	1.35%	1.26% A
Net investment income (loss)	2.56% A	1.58%	2.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,912	$ 9,976	$ 5,087
Portfolio turnover rate G	39% A	63%	144%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.62	$ 15.70	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.09	.17	.10
Net realized and unrealized gain (loss)	(4.98)	(3.48)	(1.87)
Total from investment operations	(4.89)	(3.31)	(1.77)
Distributions from net investment income	-	(.28)	-
Distributions from net realized gain	-	(1.50)	-
Total distributions	-	(1.78)	-
Redemption fees added to paid in capital E	- J	.01	.01
Net asset value, end of period	$ 5.73	$ 10.62	$ 15.70
Total ReturnB, C, D	(46.05)%	(23.39)%	(10.08)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.70% A	1.64%	1.61% A
Expenses net of fee waivers, if any	1.70% A	1.64%	1.61% A
Expenses net of all reductions	1.67% A	1.60%	1.51% A
Net investment income (loss)	2.30% A	1.32%	1.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,604	$ 7,566	$ 2,398
Portfolio turnover rate G	39% A	63%	144%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.58	$ 15.67	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.07	.11	.07
Net realized and unrealized gain (loss)	(4.96)	(3.48)	(1.87)
Total from investment operations	(4.89)	(3.37)	(1.80)
Distributions from net investment income	-	(.23)	-
Distributions from net realized gain	-	(1.50)	-
Total distributions	-	(1.73)	-
Redemption fees added to paid in capital E	- J	.01	.01
Net asset value, end of period	$ 5.69	$ 10.58	$ 15.67
Total Return B, C, D	(46.22)%	(23.80)%	(10.25)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.18% A	2.14%	2.11% A
Expenses net of fee waivers, if any	2.18% A	2.14%	2.11% A
Expenses net of all reductions	2.15% A	2.11%	2.01% A
Net investment income (loss)	1.81% A	.82%	1.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 448	$ 930	$ 1,158
Portfolio turnover rate G	39% A	63%	144%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 15.67	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.07	.11	.07
Net realized and unrealized gain (loss)	(4.96)	(3.48)	(1.87)
Total from investment operations	(4.89)	(3.37)	(1.80)
Distributions from net investment income	-	(.24)	-
Distributions from net realized gain	-	(1.50)	-
Total distributions	-	(1.74)	-
Redemption fees added to paid in capital E	- J	.01	.01
Net asset value, end of period	$ 5.68	$ 10.57	$ 15.67
Total Return B, C, D	(46.26)%	(23.78)%	(10.25)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.18% A	2.14%	2.10% A
Expenses net of fee waivers, if any	2.18% A	2.14%	2.10% A
Expenses net of all reductions	2.15% A	2.11%	2.00% A
Net investment income (loss)	1.81% A	.82%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,870	$ 3,477	$ 2,629
Portfolio turnover rate G	39% A	63%	144%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Real Estate

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.68	$ 15.73	$ 14.69	$ 12.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11	.25	.31	.30	.23
Net realized and unrealized gain (loss)	(5.02)	(3.50)	2.35	2.93	1.91
Total from investment operations	(4.91)	(3.25)	2.66	3.23	2.14
Distributions from net investment income	-	(.31)	(.22)	(.24)	(.03)
Distributions from net realized gain	-	(1.50)	(1.42)	(.40)	(.03)
Total distributions	-	(1.81)	(1.64)	(.64)	(.06)
Redemption fees added to paid in capital D	- I	.01	.02	.01	.01
Net asset value, end of period	$ 5.77	$ 10.68	$ 15.73	$ 14.69	$ 12.09
Total Return B, C	(45.97)%	(22.97)%	19.01%	27.85%	21.53%
Ratios to Average Net Assets E, H
Expenses before reductions	1.18% A	1.11%	1.07%	1.12%	1.29% A
Expenses net of fee waivers, if any	1.18% A	1.10%	1.06%	1.12%	1.29% A
Expenses net of all reductions	1.15% A	1.07%	.96%	.91%	1.27% A
Net investment income (loss)	2.82% A	1.86%	1.86%	2.23%	2.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 236,296	$ 572,985	$ 1,032,138	$ 447,854	$ 160,980
Portfolio turnover rate F	39% A	63%	144%	234%	36% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2004 (commencement of operations) to July 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 15.73	$ 17.46
Income from Investment Operations
Net investment income (loss) D	.11	.24	.12
Net realized and unrealized gain (loss)	(5.01)	(3.49)	(1.86)
Total from investment operations	(4.90)	(3.25)	(1.74)
Distributions from net investment income	-	(.33)	-
Distributions from net realized gain	-	(1.50)	-
Total distributions	-	(1.83)	-
Redemption fees added to paid in capital D	- I	.01	.01
Net asset value, end of period	$ 5.76	$ 10.66	$ 15.73
Total Return B, C	(45.97)%	(22.98)%	(9.91)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.18% A	1.13%	1.08% A
Expenses net of fee waivers, if any	1.18% A	1.13%	1.08% A
Expenses net of all reductions	1.15% A	1.10%	.97% A
Net investment income (loss)	2.82% A	1.83%	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,382	$ 3,289	$ 2,477
Portfolio turnover rate F	39% A	63%	144%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2009 (Unaudited)

1. Organization.

Fidelity International Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, International Real Estate, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009, for the Fund's investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,010,085
Unrealized depreciation	(217,263,269)
Net unrealized appreciation (depreciation)	$ (215,253,184)
Cost for federal income tax purposes	$ 467,712,682

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $73,651,271 and $158,345,538, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 8,692	$ 763
Class T	.25%	.25%	9,472	-
Class B	.75%	.25%	3,249	2,436
Class C	.75%	.25%	12,241	4,958
			$ 33,654	$ 8,157

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,648
Class T	380
Class B*	520
Class C*	471
$ 3,019

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 10,568.30
Class T	5,926.31
Class B	965.30
Class C	3,629.30
International Real Estate	532,374.29
Institutional Class	2,928.29
	$ 556,390

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $510 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $215,845.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $53,618 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
International Real Estate	$ 649
Institutional Class	5
$ 654

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, Lehman Brothers Holdings, Inc. and certain of its affiliates (LBHI) sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom and Japan. At the time LBHI's insolvency proceedings were instituted, the Fund had outstanding securities trades with counterparties affiliated with LBHI. As a result of the insolvency proceedings, LBHI is unable to fulfill its commitments and, in certain cases, the Fund may have terminated its trades and related agreements with the relevant entities and, where appropriate, is in the process of initiating claims for damages. FMR believes that the financial impact to the Fund relating to the terminated trades and agreements is immaterial.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2009	Year ended July 31, 2008
From net investment income
Class A	$ -	$ 129,243
Class T	-	47,714
Class B	-	18,349
Class C	-	47,789
International Real Estate	-	18,458,440
Institutional Class	-	62,676
Total	$ -	$ 18,764,211
From net realized gain
Class A	$ -	$ 682,544
Class T	-	265,212
Class B	-	121,612
Class C	-	311,919
International Real Estate	-	89,636,941
Institutional Class	-	302,843
Total	$ -	$ 91,321,071

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008	Six months ended January 31, 2009	Year ended July 31, 2008
Class A
Shares sold	159,024	900,194	$ 1,283,720	$ 11,742,685
Reinvestment of distributions	-	55,923	-	765,385
Shares redeemed	(241,305)	(341,825)	(1,771,474)	(4,339,419)
Net increase (decrease)	(82,281)	614,292	$ (487,754)	$ 8,168,651
Class T
Shares sold	81,988	633,863	$ 681,845	$ 7,676,814
Reinvestment of distributions	-	21,513	-	296,970
Shares redeemed	(514,333)	(95,643)	(3,714,096)	(1,262,734)
Net increase (decrease)	(432,345)	559,733	$ (3,032,251)	$ 6,711,050

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008	Six months ended January 31, 2009	Year ended July 31, 2008
Class B
Shares sold	16,319	50,624	$ 137,159	$ 676,962
Reinvestment of distributions	-	9,315	-	128,955
Shares redeemed	(25,396)	(45,973)	(183,423)	(599,735)
Net increase (decrease)	(9,077)	13,966	$ (46,264)	$ 206,182
Class C
Shares sold	74,074	207,359	$ 573,515	$ 2,751,080
Reinvestment of distributions	-	24,058	-	331,352
Shares redeemed	(74,064)	(70,253)	(570,005)	(919,320)
Net increase (decrease)	10	161,164	$ 3,510	$ 2,163,112
International Real Estate
Shares sold	5,041,222	21,686,399	$ 39,892,022	$ 295,025,902
Reinvestment of distributions	-	7,157,452	-	99,352,759
Shares redeemed	(17,756,372)	(40,815,706)	(133,386,638)	(557,680,698)
Net increase (decrease)	(12,715,150)	(11,971,855)	$ (93,494,616)	$ (163,302,037)
Institutional Class
Shares sold	59,513	282,296	$ 467,329	$ 3,825,173
Reinvestment of distributions	-	22,489	-	308,363
Shares redeemed	(128,175)	(153,644)	(1,027,097)	(1,958,706)
Net increase (decrease)	(68,662)	151,141	$ (559,768)	$ 2,174,830

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

FIL Investment Advisers

FIL Investment Advisers (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

IRE-USAN-0309
1.801329.105

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
International Real Estate
Fund - Class A, Class T,
Class B, and Class C

Semiannual Report

January 31, 2009

Class A, Class T, Class B,
and Class C are classes
of Fidelity® International
Real Estate Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Class A	1.44%
Actual		$ 1,000.00	$ 540.00	$ 5.59
Hypothetical A		$ 1,000.00	$ 1,017.95	$ 7.32
Class T	1.70%
Actual		$ 1,000.00	$ 539.50	$ 6.60
Hypothetical A		$ 1,000.00	$ 1,016.64	$ 8.64
Class B	2.18%
Actual		$ 1,000.00	$ 537.80	$ 8.45
Hypothetical A		$ 1,000.00	$ 1,014.22	$ 11.07
Class C	2.18%
Actual		$ 1,000.00	$ 537.40	$ 8.45
Hypothetical A		$ 1,000.00	$ 1,014.22	$ 11.07
International Real Estate	1.18%
Actual		$ 1,000.00	$ 540.30	$ 4.58
Hypothetical A		$ 1,000.00	$ 1,019.26	$ 6.01
Institutional Class	1.18%
Actual		$ 1,000.00	$ 540.30	$ 4.58
Hypothetical A		$ 1,000.00	$ 1,019.26	$ 6.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Mitsubishi Estate Co. Ltd.	8.1	7.2
Unibail-Rodamco	7.7	6.7
Westfield Group unit	7.0	7.8
Mitsui Fudosan Co. Ltd.	6.6	5.5
Sun Hung Kai Properties Ltd.	6.4	7.2
Nippon Building Fund, Inc.	5.1	2.9
Hang Lung Properties Ltd.	4.9	2.9
China Overseas Land & Investment Ltd.	4.0	3.1
Land Securities Group PLC	3.2	3.3
Japan Real Estate Investment Corp.	2.6	0.0
	55.6
Top Five Countries as of January 31, 2009
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Japan	29.1	18.5
Hong Kong	23.0	22.2
Australia	12.2	15.7
United Kingdom	9.1	9.5
France	7.7	9.5
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top REIT Sectors as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Management/Investment	27.7	27.4
REITs - Office Buildings	12.9	6.8
REITs - Shopping Centers	7.0	5.3
REITs - Industrial Buildings	2.9	4.9
Asset Allocation (% of fund's net assets)
As of January 31, 2009 *		As of July 31, 2008 **
	Stocks 95.7%		Stocks and Investment Companies 96.9%
	Short-Term Investments and Net Other Assets 4.3%		Short-Term Investments and Net Other Assets 3.1%
* Foreign investments	95.7%	** Foreign investments	96.2%

Semiannual Report

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
Australia - 12.2%
CFS Retail Property Trust	4,508,123	$ 5,084,958
Charter Hall Group unit	3,006,676	459,803
DEXUS Property Group unit	4,193,485	1,974,622
Goodman Group unit	3,318,615	1,453,492
Stockland Corp. Ltd. unit	1,617,106	3,674,048
Westfield Group unit	2,301,771	17,374,173
TOTAL AUSTRALIA		30,021,096
Bermuda - 0.2%
HKC Holdings Ltd.	9,736,363	543,652
Cayman Islands - 0.7%
New World China Land Ltd. (d)	6,833,400	1,703,126
China - 1.1%
China Resources Land Ltd.	2,402,000	2,774,354
Finland - 1.0%
Citycon Oyj	1,188,403	2,373,559
France - 7.7%
Unibail-Rodamco	140,217	18,886,383
Germany - 0.1%
DIC Asset AG	41,460	235,681
Greece - 0.6%
Babis Vovos International Technical SA (a)	235,830	1,600,246
Hong Kong - 23.0%
China Overseas Land & Investment Ltd.	7,479,680	9,781,988
Hang Lung Properties Ltd.	5,374,000	12,081,144
Hong Kong Land Holdings Ltd.	2,643,000	5,540,844
Link (REIT)	3,258,915	6,096,274
New World Development Co. Ltd.	4,433,000	4,202,115
Sino Land Co.	3,064,174	2,937,964
Sino-Ocean Land Holdings Ltd.	700,000	347,710
Sun Hung Kai Properties Ltd.	1,782,000	15,787,607
TOTAL HONG KONG		56,775,646
Italy - 1.0%
Immobiliare Grande Distribuzione SpA	1,817,700	2,536,649
Japan - 29.1%
Japan Real Estate Investment Corp.	721	6,498,638
Japan Retail Fund Investment Corp.	609	2,678,667
Kenedix Realty Investment Corp. (d)	1,672	4,357,687
Mitsubishi Estate Co. Ltd.	1,515,000	19,867,919
Mitsui Fudosan Co. Ltd.	1,262,000	16,276,374
Common Stocks - continued
	Shares	Value
Japan - continued
Nippon Accommodations Fund, Inc.	119	$ 510,156
Nippon Building Fund, Inc.	1,172	12,574,360
Nomura Real Estate Office Fund, Inc.	626	3,938,541
NTT Urban Development Co.	2,224	1,911,153
ORIX JREIT, Inc.	657	3,099,042
TOTAL JAPAN		71,712,537
Netherlands - 2.9%
Corio NV	76,300	3,274,465
Eurocommercial Properties NV (Certificaten Van Aandelen) unit	133,432	3,869,367
TOTAL NETHERLANDS		7,143,832
Norway - 0.3%
Norwegian Property ASA	966,000	738,969
Philippines - 0.2%
Filinvest Land, Inc.	65,114,000	588,443
Singapore - 5.9%
Ascendas Real Estate Investment Trust (A-REIT)	3,964,000	3,745,004
CapitaCommercial Trust (REIT)	2,849,000	1,767,601
CapitaLand Ltd.	3,303,900	5,116,114
CapitaMall Trust	3,788,000	3,927,679
TOTAL SINGAPORE		14,556,398
Sweden - 0.6%
Castellum AB	215,000	1,374,418
United Kingdom - 9.1%
Big Yellow Group PLC (d)	556,900	1,370,409
British Land Co. PLC (d)	904,600	5,933,874
Hammerson PLC (d)	348,500	2,049,861
Land Securities Group PLC	798,600	7,982,276
Liberty International PLC (d)	538,000	2,907,121
Segro PLC (d)	704,900	1,632,419
Unite Group PLC	651,900	604,817
TOTAL UNITED KINGDOM		22,480,777
TOTAL COMMON STOCKS (Cost $440,956,424)		236,045,766
Money Market Funds - 6.7%
	Shares	Value
Fidelity Cash Central Fund, 0.78% (b)	7,096,247	$ 7,096,247
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	9,317,485	9,317,485
TOTAL MONEY MARKET FUNDS (Cost $16,413,732)		16,413,732
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $457,370,156)		252,459,498
NET OTHER ASSETS - (2.4)%		(5,946,608)
NET ASSETS - 100%		$ 246,512,890
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 108,499
Fidelity Securities Lending Cash Central Fund	215,845
Total	$ 324,344
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 252,459,498	$ 74,372,689	$ 178,086,809	$ -
Income Tax Information
The fund intends to elect to defer to its fiscal year ending July 31, 2009 approximately $91,247,042 of losses recognized during the period November 1, 2007 to July 31, 2008.

The fund intends to elect to defer to its fiscal year ending July 31, 2009 approximately $51,983,093 of passive foreign investment company losses recognized during the period November 1, 2007 to July 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $8,973,608) - See accompanying schedule: Unaffiliated issuers (cost $440,956,424)	$ 236,045,766
Fidelity Central Funds (cost $16,413,732)	16,413,732
Total Investments (cost $457,370,156)		$ 252,459,498
Foreign currency held at value (cost $59,402)		58,969
Receivable for investments sold		3,723,429
Receivable for fund shares sold		260,380
Dividends receivable		1,435,430
Distributions receivable from Fidelity Central Funds		58,781
Prepaid expenses		3,894
Other receivables		527,523
Total assets		258,527,904

Liabilities
Payable for investments purchased	$ 1,983,661
Payable for fund shares redeemed	363,621
Accrued management fee	159,575
Distribution fees payable	3,941
Other affiliated payables	81,641
Other payables and accrued expenses	105,090
Collateral on securities loaned, at value	9,317,485
Total liabilities		12,015,014

Net Assets		$ 246,512,890
Net Assets consist of:
Paid in capital		$ 739,253,141
Distributions in excess of net investment income		(46,673,109)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(241,091,068)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(204,976,074)
Net Assets		$ 246,512,890

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,912,371 ÷ 855,862 shares)	$ 5.74

Maximum offering price per share (100/94.25 of $5.74)	$ 6.09
Class T: Net Asset Value and redemption price per share ($1,603,748 ÷ 280,109 shares)	$ 5.73

Maximum offering price per share (100/96.50 of $5.73)	$ 5.94
Class B: Net Asset Value and offering price per share ($448,449 ÷ 78,786 shares)A	$ 5.69

Class C: Net Asset Value and offering price per share ($1,869,811 ÷ 328,923 shares) A	$ 5.68

International Real Estate: Net Asset Value, offering price and redemption price per share ($236,296,223 ÷ 40,941,359 shares)	$ 5.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,382,288 ÷ 239,967 shares)	$ 5.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2009 (Unaudited)
Investment Income
Dividends		$ 7,870,994
Interest		7,721
Income from Fidelity Central Funds		324,344
		8,203,059
Less foreign taxes withheld		(680,031)
Total income		7,523,028

Expenses
Management fee	$ 1,349,759
Transfer agent fees	556,390
Distribution fees	33,654
Accounting and security lending fees	99,173
Custodian fees and expenses	122,572
Independent trustees' compensation	1,172
Registration fees	43,709
Audit	41,065
Legal	2,793
Miscellaneous	17,029
Total expenses before reductions	2,267,316
Expense reductions	(54,272)	2,213,044
Net investment income (loss)		5,309,984
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(138,009,092)
Foreign currency transactions	(281,757)
Total net realized gain (loss)		(138,290,849)
Change in net unrealized appreciation (depreciation) on: Investment securities	(121,166,868)
Assets and liabilities in foreign currencies	(33,033)
Total change in net unrealized appreciation (depreciation)		(121,199,901)
Net gain (loss)		(259,490,750)
Net increase (decrease) in net assets resulting from operations		$ (254,180,766)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	Year endedJuly 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,309,984	$ 14,898,195
Net realized gain (loss)	(138,290,849)	(74,876,486)
Change in net unrealized appreciation (depreciation)	(121,199,901)	(134,244,778)
Net increase (decrease) in net assets resulting from operations	(254,180,766)	(194,223,069)
Distributions to shareholders from net investment income	-	(18,764,211)
Distributions to shareholders from net realized gain	-	(91,321,071)
Total distributions	-	(110,085,282)
Share transactions - net increase (decrease)	(97,617,143)	(143,878,212)
Redemption fees	87,761	522,585
Total increase (decrease) in net assets	(351,710,148)	(447,663,978)

Net Assets
Beginning of period	598,223,038	1,045,887,016
End of period (including distributions in excess of net investment income of $46,673,109 and distributions in excess of net investment income of $51,983,093, respectively)	$ 246,512,890	$ 598,223,038

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.63	$ 15.71	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.10	.20	.11
Net realized and unrealized gain (loss)	(4.99)	(3.48)	(1.87)
Total from investment operations	(4.89)	(3.28)	(1.76)
Distributions from net investment income	-	(.31)	-
Distributions from net realized gain	-	(1.50)	-
Total distributions	-	(1.81)	-
Redemption fees added to paid in capital E	- J	.01	.01
Net asset value, end of period	$ 5.74	$ 10.63	$ 15.71
Total Return B, C, D	(46.00)%	(23.20)%	(10.02)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.44% A	1.38%	1.37% A
Expenses net of fee waivers, if any	1.44% A	1.38%	1.37% A
Expenses net of all reductions	1.41% A	1.35%	1.26% A
Net investment income (loss)	2.56% A	1.58%	2.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,912	$ 9,976	$ 5,087
Portfolio turnover rate G	39% A	63%	144%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.62	$ 15.70	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.09	.17	.10
Net realized and unrealized gain (loss)	(4.98)	(3.48)	(1.87)
Total from investment operations	(4.89)	(3.31)	(1.77)
Distributions from net investment income	-	(.28)	-
Distributions from net realized gain	-	(1.50)	-
Total distributions	-	(1.78)	-
Redemption fees added to paid in capital E	- J	.01	.01
Net asset value, end of period	$ 5.73	$ 10.62	$ 15.70
Total ReturnB, C, D	(46.05)%	(23.39)%	(10.08)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.70% A	1.64%	1.61% A
Expenses net of fee waivers, if any	1.70% A	1.64%	1.61% A
Expenses net of all reductions	1.67% A	1.60%	1.51% A
Net investment income (loss)	2.30% A	1.32%	1.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,604	$ 7,566	$ 2,398
Portfolio turnover rate G	39% A	63%	144%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.58	$ 15.67	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.07	.11	.07
Net realized and unrealized gain (loss)	(4.96)	(3.48)	(1.87)
Total from investment operations	(4.89)	(3.37)	(1.80)
Distributions from net investment income	-	(.23)	-
Distributions from net realized gain	-	(1.50)	-
Total distributions	-	(1.73)	-
Redemption fees added to paid in capital E	- J	.01	.01
Net asset value, end of period	$ 5.69	$ 10.58	$ 15.67
Total Return B, C, D	(46.22)%	(23.80)%	(10.25)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.18% A	2.14%	2.11% A
Expenses net of fee waivers, if any	2.18% A	2.14%	2.11% A
Expenses net of all reductions	2.15% A	2.11%	2.01% A
Net investment income (loss)	1.81% A	.82%	1.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 448	$ 930	$ 1,158
Portfolio turnover rate G	39% A	63%	144%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 15.67	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.07	.11	.07
Net realized and unrealized gain (loss)	(4.96)	(3.48)	(1.87)
Total from investment operations	(4.89)	(3.37)	(1.80)
Distributions from net investment income	-	(.24)	-
Distributions from net realized gain	-	(1.50)	-
Total distributions	-	(1.74)	-
Redemption fees added to paid in capital E	- J	.01	.01
Net asset value, end of period	$ 5.68	$ 10.57	$ 15.67
Total Return B, C, D	(46.26)%	(23.78)%	(10.25)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.18% A	2.14%	2.10% A
Expenses net of fee waivers, if any	2.18% A	2.14%	2.10% A
Expenses net of all reductions	2.15% A	2.11%	2.00% A
Net investment income (loss)	1.81% A	.82%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,870	$ 3,477	$ 2,629
Portfolio turnover rate G	39% A	63%	144%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Real Estate

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.68	$ 15.73	$ 14.69	$ 12.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11	.25	.31	.30	.23
Net realized and unrealized gain (loss)	(5.02)	(3.50)	2.35	2.93	1.91
Total from investment operations	(4.91)	(3.25)	2.66	3.23	2.14
Distributions from net investment income	-	(.31)	(.22)	(.24)	(.03)
Distributions from net realized gain	-	(1.50)	(1.42)	(.40)	(.03)
Total distributions	-	(1.81)	(1.64)	(.64)	(.06)
Redemption fees added to paid in capital D	- I	.01	.02	.01	.01
Net asset value, end of period	$ 5.77	$ 10.68	$ 15.73	$ 14.69	$ 12.09
Total Return B, C	(45.97)%	(22.97)%	19.01%	27.85%	21.53%
Ratios to Average Net Assets E, H
Expenses before reductions	1.18% A	1.11%	1.07%	1.12%	1.29% A
Expenses net of fee waivers, if any	1.18% A	1.10%	1.06%	1.12%	1.29% A
Expenses net of all reductions	1.15% A	1.07%	.96%	.91%	1.27% A
Net investment income (loss)	2.82% A	1.86%	1.86%	2.23%	2.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 236,296	$ 572,985	$ 1,032,138	$ 447,854	$ 160,980
Portfolio turnover rate F	39% A	63%	144%	234%	36% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2004 (commencement of operations) to July 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 15.73	$ 17.46
Income from Investment Operations
Net investment income (loss) D	.11	.24	.12
Net realized and unrealized gain (loss)	(5.01)	(3.49)	(1.86)
Total from investment operations	(4.90)	(3.25)	(1.74)
Distributions from net investment income	-	(.33)	-
Distributions from net realized gain	-	(1.50)	-
Total distributions	-	(1.83)	-
Redemption fees added to paid in capital D	- I	.01	.01
Net asset value, end of period	$ 5.76	$ 10.66	$ 15.73
Total Return B, C	(45.97)%	(22.98)%	(9.91)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.18% A	1.13%	1.08% A
Expenses net of fee waivers, if any	1.18% A	1.13%	1.08% A
Expenses net of all reductions	1.15% A	1.10%	.97% A
Net investment income (loss)	2.82% A	1.83%	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,382	$ 3,289	$ 2,477
Portfolio turnover rate F	39% A	63%	144%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2009 (Unaudited)

1. Organization.

Fidelity International Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, International Real Estate, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009, for the Fund's investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,010,085
Unrealized depreciation	(217,263,269)
Net unrealized appreciation (depreciation)	$ (215,253,184)
Cost for federal income tax purposes	$ 467,712,682

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $73,651,271 and $158,345,538, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 8,692	$ 763
Class T	.25%	.25%	9,472	-
Class B	.75%	.25%	3,249	2,436
Class C	.75%	.25%	12,241	4,958
			$ 33,654	$ 8,157

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,648
Class T	380
Class B*	520
Class C*	471
$ 3,019

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 10,568.30
Class T	5,926.31
Class B	965.30
Class C	3,629.30
International Real Estate	532,374.29
Institutional Class	2,928.29
	$ 556,390

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $510 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $215,845.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $53,618 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
International Real Estate	$ 649
Institutional Class	5
$ 654

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, Lehman Brothers Holdings, Inc. and certain of its affiliates (LBHI) sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom and Japan. At the time LBHI's insolvency proceedings were instituted, the Fund had outstanding securities trades with counterparties affiliated with LBHI. As a result of the insolvency proceedings, LBHI is unable to fulfill its commitments and, in certain cases, the Fund may have terminated its trades and related agreements with the relevant entities and, where appropriate, is in the process of initiating claims for damages. FMR believes that the financial impact to the Fund relating to the terminated trades and agreements is immaterial.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2009	Year ended July 31, 2008
From net investment income
Class A	$ -	$ 129,243
Class T	-	47,714
Class B	-	18,349
Class C	-	47,789
International Real Estate	-	18,458,440
Institutional Class	-	62,676
Total	$ -	$ 18,764,211
From net realized gain
Class A	$ -	$ 682,544
Class T	-	265,212
Class B	-	121,612
Class C	-	311,919
International Real Estate	-	89,636,941
Institutional Class	-	302,843
Total	$ -	$ 91,321,071

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008	Six months ended January 31, 2009	Year ended July 31, 2008
Class A
Shares sold	159,024	900,194	$ 1,283,720	$ 11,742,685
Reinvestment of distributions	-	55,923	-	765,385
Shares redeemed	(241,305)	(341,825)	(1,771,474)	(4,339,419)
Net increase (decrease)	(82,281)	614,292	$ (487,754)	$ 8,168,651
Class T
Shares sold	81,988	633,863	$ 681,845	$ 7,676,814
Reinvestment of distributions	-	21,513	-	296,970
Shares redeemed	(514,333)	(95,643)	(3,714,096)	(1,262,734)
Net increase (decrease)	(432,345)	559,733	$ (3,032,251)	$ 6,711,050

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008	Six months ended January 31, 2009	Year ended July 31, 2008
Class B
Shares sold	16,319	50,624	$ 137,159	$ 676,962
Reinvestment of distributions	-	9,315	-	128,955
Shares redeemed	(25,396)	(45,973)	(183,423)	(599,735)
Net increase (decrease)	(9,077)	13,966	$ (46,264)	$ 206,182
Class C
Shares sold	74,074	207,359	$ 573,515	$ 2,751,080
Reinvestment of distributions	-	24,058	-	331,352
Shares redeemed	(74,064)	(70,253)	(570,005)	(919,320)
Net increase (decrease)	10	161,164	$ 3,510	$ 2,163,112
International Real Estate
Shares sold	5,041,222	21,686,399	$ 39,892,022	$ 295,025,902
Reinvestment of distributions	-	7,157,452	-	99,352,759
Shares redeemed	(17,756,372)	(40,815,706)	(133,386,638)	(557,680,698)
Net increase (decrease)	(12,715,150)	(11,971,855)	$ (93,494,616)	$ (163,302,037)
Institutional Class
Shares sold	59,513	282,296	$ 467,329	$ 3,825,173
Reinvestment of distributions	-	22,489	-	308,363
Shares redeemed	(128,175)	(153,644)	(1,027,097)	(1,958,706)
Net increase (decrease)	(68,662)	151,141	$ (559,768)	$ 2,174,830

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

FIL Investment Advisers

FIL Investment Advisers (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AIRE-USAN-0309
1.843181.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
International Real Estate
Fund - Institutional Class

Semiannual Report

January 31, 2009

Institutional Class is a
class of Fidelity®
International Real Estate Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Class A	1.44%
Actual		$ 1,000.00	$ 540.00	$ 5.59
Hypothetical A		$ 1,000.00	$ 1,017.95	$ 7.32
Class T	1.70%
Actual		$ 1,000.00	$ 539.50	$ 6.60
Hypothetical A		$ 1,000.00	$ 1,016.64	$ 8.64
Class B	2.18%
Actual		$ 1,000.00	$ 537.80	$ 8.45
Hypothetical A		$ 1,000.00	$ 1,014.22	$ 11.07
Class C	2.18%
Actual		$ 1,000.00	$ 537.40	$ 8.45
Hypothetical A		$ 1,000.00	$ 1,014.22	$ 11.07
International Real Estate	1.18%
Actual		$ 1,000.00	$ 540.30	$ 4.58
Hypothetical A		$ 1,000.00	$ 1,019.26	$ 6.01
Institutional Class	1.18%
Actual		$ 1,000.00	$ 540.30	$ 4.58
Hypothetical A		$ 1,000.00	$ 1,019.26	$ 6.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Mitsubishi Estate Co. Ltd.	8.1	7.2
Unibail-Rodamco	7.7	6.7
Westfield Group unit	7.0	7.8
Mitsui Fudosan Co. Ltd.	6.6	5.5
Sun Hung Kai Properties Ltd.	6.4	7.2
Nippon Building Fund, Inc.	5.1	2.9
Hang Lung Properties Ltd.	4.9	2.9
China Overseas Land & Investment Ltd.	4.0	3.1
Land Securities Group PLC	3.2	3.3
Japan Real Estate Investment Corp.	2.6	0.0
	55.6
Top Five Countries as of January 31, 2009
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Japan	29.1	18.5
Hong Kong	23.0	22.2
Australia	12.2	15.7
United Kingdom	9.1	9.5
France	7.7	9.5
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top REIT Sectors as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Management/Investment	27.7	27.4
REITs - Office Buildings	12.9	6.8
REITs - Shopping Centers	7.0	5.3
REITs - Industrial Buildings	2.9	4.9
Asset Allocation (% of fund's net assets)
As of January 31, 2009 *		As of July 31, 2008 **
	Stocks 95.7%		Stocks and Investment Companies 96.9%
	Short-Term Investments and Net Other Assets 4.3%		Short-Term Investments and Net Other Assets 3.1%
* Foreign investments	95.7%	** Foreign investments	96.2%

Semiannual Report

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
Australia - 12.2%
CFS Retail Property Trust	4,508,123	$ 5,084,958
Charter Hall Group unit	3,006,676	459,803
DEXUS Property Group unit	4,193,485	1,974,622
Goodman Group unit	3,318,615	1,453,492
Stockland Corp. Ltd. unit	1,617,106	3,674,048
Westfield Group unit	2,301,771	17,374,173
TOTAL AUSTRALIA		30,021,096
Bermuda - 0.2%
HKC Holdings Ltd.	9,736,363	543,652
Cayman Islands - 0.7%
New World China Land Ltd. (d)	6,833,400	1,703,126
China - 1.1%
China Resources Land Ltd.	2,402,000	2,774,354
Finland - 1.0%
Citycon Oyj	1,188,403	2,373,559
France - 7.7%
Unibail-Rodamco	140,217	18,886,383
Germany - 0.1%
DIC Asset AG	41,460	235,681
Greece - 0.6%
Babis Vovos International Technical SA (a)	235,830	1,600,246
Hong Kong - 23.0%
China Overseas Land & Investment Ltd.	7,479,680	9,781,988
Hang Lung Properties Ltd.	5,374,000	12,081,144
Hong Kong Land Holdings Ltd.	2,643,000	5,540,844
Link (REIT)	3,258,915	6,096,274
New World Development Co. Ltd.	4,433,000	4,202,115
Sino Land Co.	3,064,174	2,937,964
Sino-Ocean Land Holdings Ltd.	700,000	347,710
Sun Hung Kai Properties Ltd.	1,782,000	15,787,607
TOTAL HONG KONG		56,775,646
Italy - 1.0%
Immobiliare Grande Distribuzione SpA	1,817,700	2,536,649
Japan - 29.1%
Japan Real Estate Investment Corp.	721	6,498,638
Japan Retail Fund Investment Corp.	609	2,678,667
Kenedix Realty Investment Corp. (d)	1,672	4,357,687
Mitsubishi Estate Co. Ltd.	1,515,000	19,867,919
Mitsui Fudosan Co. Ltd.	1,262,000	16,276,374
Common Stocks - continued
	Shares	Value
Japan - continued
Nippon Accommodations Fund, Inc.	119	$ 510,156
Nippon Building Fund, Inc.	1,172	12,574,360
Nomura Real Estate Office Fund, Inc.	626	3,938,541
NTT Urban Development Co.	2,224	1,911,153
ORIX JREIT, Inc.	657	3,099,042
TOTAL JAPAN		71,712,537
Netherlands - 2.9%
Corio NV	76,300	3,274,465
Eurocommercial Properties NV (Certificaten Van Aandelen) unit	133,432	3,869,367
TOTAL NETHERLANDS		7,143,832
Norway - 0.3%
Norwegian Property ASA	966,000	738,969
Philippines - 0.2%
Filinvest Land, Inc.	65,114,000	588,443
Singapore - 5.9%
Ascendas Real Estate Investment Trust (A-REIT)	3,964,000	3,745,004
CapitaCommercial Trust (REIT)	2,849,000	1,767,601
CapitaLand Ltd.	3,303,900	5,116,114
CapitaMall Trust	3,788,000	3,927,679
TOTAL SINGAPORE		14,556,398
Sweden - 0.6%
Castellum AB	215,000	1,374,418
United Kingdom - 9.1%
Big Yellow Group PLC (d)	556,900	1,370,409
British Land Co. PLC (d)	904,600	5,933,874
Hammerson PLC (d)	348,500	2,049,861
Land Securities Group PLC	798,600	7,982,276
Liberty International PLC (d)	538,000	2,907,121
Segro PLC (d)	704,900	1,632,419
Unite Group PLC	651,900	604,817
TOTAL UNITED KINGDOM		22,480,777
TOTAL COMMON STOCKS (Cost $440,956,424)		236,045,766
Money Market Funds - 6.7%
	Shares	Value
Fidelity Cash Central Fund, 0.78% (b)	7,096,247	$ 7,096,247
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	9,317,485	9,317,485
TOTAL MONEY MARKET FUNDS (Cost $16,413,732)		16,413,732
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $457,370,156)		252,459,498
NET OTHER ASSETS - (2.4)%		(5,946,608)
NET ASSETS - 100%		$ 246,512,890
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 108,499
Fidelity Securities Lending Cash Central Fund	215,845
Total	$ 324,344
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 252,459,498	$ 74,372,689	$ 178,086,809	$ -
Income Tax Information
The fund intends to elect to defer to its fiscal year ending July 31, 2009 approximately $91,247,042 of losses recognized during the period November 1, 2007 to July 31, 2008.

The fund intends to elect to defer to its fiscal year ending July 31, 2009 approximately $51,983,093 of passive foreign investment company losses recognized during the period November 1, 2007 to July 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $8,973,608) - See accompanying schedule: Unaffiliated issuers (cost $440,956,424)	$ 236,045,766
Fidelity Central Funds (cost $16,413,732)	16,413,732
Total Investments (cost $457,370,156)		$ 252,459,498
Foreign currency held at value (cost $59,402)		58,969
Receivable for investments sold		3,723,429
Receivable for fund shares sold		260,380
Dividends receivable		1,435,430
Distributions receivable from Fidelity Central Funds		58,781
Prepaid expenses		3,894
Other receivables		527,523
Total assets		258,527,904

Liabilities
Payable for investments purchased	$ 1,983,661
Payable for fund shares redeemed	363,621
Accrued management fee	159,575
Distribution fees payable	3,941
Other affiliated payables	81,641
Other payables and accrued expenses	105,090
Collateral on securities loaned, at value	9,317,485
Total liabilities		12,015,014

Net Assets		$ 246,512,890
Net Assets consist of:
Paid in capital		$ 739,253,141
Distributions in excess of net investment income		(46,673,109)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(241,091,068)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(204,976,074)
Net Assets		$ 246,512,890

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,912,371 ÷ 855,862 shares)	$ 5.74

Maximum offering price per share (100/94.25 of $5.74)	$ 6.09
Class T: Net Asset Value and redemption price per share ($1,603,748 ÷ 280,109 shares)	$ 5.73

Maximum offering price per share (100/96.50 of $5.73)	$ 5.94
Class B: Net Asset Value and offering price per share ($448,449 ÷ 78,786 shares)A	$ 5.69

Class C: Net Asset Value and offering price per share ($1,869,811 ÷ 328,923 shares) A	$ 5.68

International Real Estate: Net Asset Value, offering price and redemption price per share ($236,296,223 ÷ 40,941,359 shares)	$ 5.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,382,288 ÷ 239,967 shares)	$ 5.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2009 (Unaudited)
Investment Income
Dividends		$ 7,870,994
Interest		7,721
Income from Fidelity Central Funds		324,344
		8,203,059
Less foreign taxes withheld		(680,031)
Total income		7,523,028

Expenses
Management fee	$ 1,349,759
Transfer agent fees	556,390
Distribution fees	33,654
Accounting and security lending fees	99,173
Custodian fees and expenses	122,572
Independent trustees' compensation	1,172
Registration fees	43,709
Audit	41,065
Legal	2,793
Miscellaneous	17,029
Total expenses before reductions	2,267,316
Expense reductions	(54,272)	2,213,044
Net investment income (loss)		5,309,984
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(138,009,092)
Foreign currency transactions	(281,757)
Total net realized gain (loss)		(138,290,849)
Change in net unrealized appreciation (depreciation) on: Investment securities	(121,166,868)
Assets and liabilities in foreign currencies	(33,033)
Total change in net unrealized appreciation (depreciation)		(121,199,901)
Net gain (loss)		(259,490,750)
Net increase (decrease) in net assets resulting from operations		$ (254,180,766)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	Year endedJuly 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,309,984	$ 14,898,195
Net realized gain (loss)	(138,290,849)	(74,876,486)
Change in net unrealized appreciation (depreciation)	(121,199,901)	(134,244,778)
Net increase (decrease) in net assets resulting from operations	(254,180,766)	(194,223,069)
Distributions to shareholders from net investment income	-	(18,764,211)
Distributions to shareholders from net realized gain	-	(91,321,071)
Total distributions	-	(110,085,282)
Share transactions - net increase (decrease)	(97,617,143)	(143,878,212)
Redemption fees	87,761	522,585
Total increase (decrease) in net assets	(351,710,148)	(447,663,978)

Net Assets
Beginning of period	598,223,038	1,045,887,016
End of period (including distributions in excess of net investment income of $46,673,109 and distributions in excess of net investment income of $51,983,093, respectively)	$ 246,512,890	$ 598,223,038

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.63	$ 15.71	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.10	.20	.11
Net realized and unrealized gain (loss)	(4.99)	(3.48)	(1.87)
Total from investment operations	(4.89)	(3.28)	(1.76)
Distributions from net investment income	-	(.31)	-
Distributions from net realized gain	-	(1.50)	-
Total distributions	-	(1.81)	-
Redemption fees added to paid in capital E	- J	.01	.01
Net asset value, end of period	$ 5.74	$ 10.63	$ 15.71
Total Return B, C, D	(46.00)%	(23.20)%	(10.02)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.44% A	1.38%	1.37% A
Expenses net of fee waivers, if any	1.44% A	1.38%	1.37% A
Expenses net of all reductions	1.41% A	1.35%	1.26% A
Net investment income (loss)	2.56% A	1.58%	2.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,912	$ 9,976	$ 5,087
Portfolio turnover rate G	39% A	63%	144%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.62	$ 15.70	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.09	.17	.10
Net realized and unrealized gain (loss)	(4.98)	(3.48)	(1.87)
Total from investment operations	(4.89)	(3.31)	(1.77)
Distributions from net investment income	-	(.28)	-
Distributions from net realized gain	-	(1.50)	-
Total distributions	-	(1.78)	-
Redemption fees added to paid in capital E	- J	.01	.01
Net asset value, end of period	$ 5.73	$ 10.62	$ 15.70
Total ReturnB, C, D	(46.05)%	(23.39)%	(10.08)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.70% A	1.64%	1.61% A
Expenses net of fee waivers, if any	1.70% A	1.64%	1.61% A
Expenses net of all reductions	1.67% A	1.60%	1.51% A
Net investment income (loss)	2.30% A	1.32%	1.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,604	$ 7,566	$ 2,398
Portfolio turnover rate G	39% A	63%	144%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.58	$ 15.67	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.07	.11	.07
Net realized and unrealized gain (loss)	(4.96)	(3.48)	(1.87)
Total from investment operations	(4.89)	(3.37)	(1.80)
Distributions from net investment income	-	(.23)	-
Distributions from net realized gain	-	(1.50)	-
Total distributions	-	(1.73)	-
Redemption fees added to paid in capital E	- J	.01	.01
Net asset value, end of period	$ 5.69	$ 10.58	$ 15.67
Total Return B, C, D	(46.22)%	(23.80)%	(10.25)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.18% A	2.14%	2.11% A
Expenses net of fee waivers, if any	2.18% A	2.14%	2.11% A
Expenses net of all reductions	2.15% A	2.11%	2.01% A
Net investment income (loss)	1.81% A	.82%	1.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 448	$ 930	$ 1,158
Portfolio turnover rate G	39% A	63%	144%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 15.67	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.07	.11	.07
Net realized and unrealized gain (loss)	(4.96)	(3.48)	(1.87)
Total from investment operations	(4.89)	(3.37)	(1.80)
Distributions from net investment income	-	(.24)	-
Distributions from net realized gain	-	(1.50)	-
Total distributions	-	(1.74)	-
Redemption fees added to paid in capital E	- J	.01	.01
Net asset value, end of period	$ 5.68	$ 10.57	$ 15.67
Total Return B, C, D	(46.26)%	(23.78)%	(10.25)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.18% A	2.14%	2.10% A
Expenses net of fee waivers, if any	2.18% A	2.14%	2.10% A
Expenses net of all reductions	2.15% A	2.11%	2.00% A
Net investment income (loss)	1.81% A	.82%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,870	$ 3,477	$ 2,629
Portfolio turnover rate G	39% A	63%	144%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Real Estate

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.68	$ 15.73	$ 14.69	$ 12.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11	.25	.31	.30	.23
Net realized and unrealized gain (loss)	(5.02)	(3.50)	2.35	2.93	1.91
Total from investment operations	(4.91)	(3.25)	2.66	3.23	2.14
Distributions from net investment income	-	(.31)	(.22)	(.24)	(.03)
Distributions from net realized gain	-	(1.50)	(1.42)	(.40)	(.03)
Total distributions	-	(1.81)	(1.64)	(.64)	(.06)
Redemption fees added to paid in capital D	- I	.01	.02	.01	.01
Net asset value, end of period	$ 5.77	$ 10.68	$ 15.73	$ 14.69	$ 12.09
Total Return B, C	(45.97)%	(22.97)%	19.01%	27.85%	21.53%
Ratios to Average Net Assets E, H
Expenses before reductions	1.18% A	1.11%	1.07%	1.12%	1.29% A
Expenses net of fee waivers, if any	1.18% A	1.10%	1.06%	1.12%	1.29% A
Expenses net of all reductions	1.15% A	1.07%	.96%	.91%	1.27% A
Net investment income (loss)	2.82% A	1.86%	1.86%	2.23%	2.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 236,296	$ 572,985	$ 1,032,138	$ 447,854	$ 160,980
Portfolio turnover rate F	39% A	63%	144%	234%	36% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2004 (commencement of operations) to July 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 15.73	$ 17.46
Income from Investment Operations
Net investment income (loss) D	.11	.24	.12
Net realized and unrealized gain (loss)	(5.01)	(3.49)	(1.86)
Total from investment operations	(4.90)	(3.25)	(1.74)
Distributions from net investment income	-	(.33)	-
Distributions from net realized gain	-	(1.50)	-
Total distributions	-	(1.83)	-
Redemption fees added to paid in capital D	- I	.01	.01
Net asset value, end of period	$ 5.76	$ 10.66	$ 15.73
Total Return B, C	(45.97)%	(22.98)%	(9.91)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.18% A	1.13%	1.08% A
Expenses net of fee waivers, if any	1.18% A	1.13%	1.08% A
Expenses net of all reductions	1.15% A	1.10%	.97% A
Net investment income (loss)	2.82% A	1.83%	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,382	$ 3,289	$ 2,477
Portfolio turnover rate F	39% A	63%	144%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2009 (Unaudited)

1. Organization.

Fidelity International Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, International Real Estate, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009, for the Fund's investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,010,085
Unrealized depreciation	(217,263,269)
Net unrealized appreciation (depreciation)	$ (215,253,184)
Cost for federal income tax purposes	$ 467,712,682

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $73,651,271 and $158,345,538, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 8,692	$ 763
Class T	.25%	.25%	9,472	-
Class B	.75%	.25%	3,249	2,436
Class C	.75%	.25%	12,241	4,958
			$ 33,654	$ 8,157

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,648
Class T	380
Class B*	520
Class C*	471
$ 3,019

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 10,568.30
Class T	5,926.31
Class B	965.30
Class C	3,629.30
International Real Estate	532,374.29
Institutional Class	2,928.29
	$ 556,390

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $510 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $215,845.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $53,618 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
International Real Estate	$ 649
Institutional Class	5
$ 654

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, Lehman Brothers Holdings, Inc. and certain of its affiliates (LBHI) sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom and Japan. At the time LBHI's insolvency proceedings were instituted, the Fund had outstanding securities trades with counterparties affiliated with LBHI. As a result of the insolvency proceedings, LBHI is unable to fulfill its commitments and, in certain cases, the Fund may have terminated its trades and related agreements with the relevant entities and, where appropriate, is in the process of initiating claims for damages. FMR believes that the financial impact to the Fund relating to the terminated trades and agreements is immaterial.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2009	Year ended July 31, 2008
From net investment income
Class A	$ -	$ 129,243
Class T	-	47,714
Class B	-	18,349
Class C	-	47,789
International Real Estate	-	18,458,440
Institutional Class	-	62,676
Total	$ -	$ 18,764,211
From net realized gain
Class A	$ -	$ 682,544
Class T	-	265,212
Class B	-	121,612
Class C	-	311,919
International Real Estate	-	89,636,941
Institutional Class	-	302,843
Total	$ -	$ 91,321,071

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008	Six months ended January 31, 2009	Year ended July 31, 2008
Class A
Shares sold	159,024	900,194	$ 1,283,720	$ 11,742,685
Reinvestment of distributions	-	55,923	-	765,385
Shares redeemed	(241,305)	(341,825)	(1,771,474)	(4,339,419)
Net increase (decrease)	(82,281)	614,292	$ (487,754)	$ 8,168,651
Class T
Shares sold	81,988	633,863	$ 681,845	$ 7,676,814
Reinvestment of distributions	-	21,513	-	296,970
Shares redeemed	(514,333)	(95,643)	(3,714,096)	(1,262,734)
Net increase (decrease)	(432,345)	559,733	$ (3,032,251)	$ 6,711,050

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008	Six months ended January 31, 2009	Year ended July 31, 2008
Class B
Shares sold	16,319	50,624	$ 137,159	$ 676,962
Reinvestment of distributions	-	9,315	-	128,955
Shares redeemed	(25,396)	(45,973)	(183,423)	(599,735)
Net increase (decrease)	(9,077)	13,966	$ (46,264)	$ 206,182
Class C
Shares sold	74,074	207,359	$ 573,515	$ 2,751,080
Reinvestment of distributions	-	24,058	-	331,352
Shares redeemed	(74,064)	(70,253)	(570,005)	(919,320)
Net increase (decrease)	10	161,164	$ 3,510	$ 2,163,112
International Real Estate
Shares sold	5,041,222	21,686,399	$ 39,892,022	$ 295,025,902
Reinvestment of distributions	-	7,157,452	-	99,352,759
Shares redeemed	(17,756,372)	(40,815,706)	(133,386,638)	(557,680,698)
Net increase (decrease)	(12,715,150)	(11,971,855)	$ (93,494,616)	$ (163,302,037)
Institutional Class
Shares sold	59,513	282,296	$ 467,329	$ 3,825,173
Reinvestment of distributions	-	22,489	-	308,363
Shares redeemed	(128,175)	(153,644)	(1,027,097)	(1,958,706)
Net increase (decrease)	(68,662)	151,141	$ (559,768)	$ 2,174,830

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

FIL Investment Advisers

FIL Investment Advisers (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AIREI-USAN-0309
1.843174.101

Fidelity®
Real Estate Income
Fund

Semiannual Report

January 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Actual	.97%	$ 1,000.00	$ 748.30	$ 4.27
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.32	$ 4.94

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
MFA Mortgage Investments, Inc.	2.3	2.2
MFA Mortgage Investments, Inc. Series A, 8.50%	1.8	1.4
Annaly Capital Management, Inc.	1.5	1.8
Anworth Mortgage Asset Corp. Series A, 8.625%	1.5	1.2
Ventas, Inc.	1.4	1.1
	8.5
Top 5 Bonds as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Ventas Realty LP 9% 5/1/12	2.1	1.5
Senior Housing Properties Trust 8.625% 1/15/12	1.5	1.3
Ventas, Inc. 3.875% 11/15/11	1.3	0.0
Omega Healthcare Investors, Inc. 7% 4/1/14	1.3	1.0
ERP Operating LP 3.85% 8/15/26	1.3	0.0
	7.5
Asset Allocation (% of fund's net assets)
As of January 31, 2009*		As of July 31, 2008**
	Common Stocks 15.6%		Common Stocks 19.7%
	Preferred Stocks 13.5%		Preferred Stocks 16.3%
	Bonds 52.4%		Bonds 51.6%
	Convertible Securities 11.9%		Convertible Securities 3.9%
	Other Investments 1.1%		Other Investments 2.4%
	Short-Term Investments and Net Other Assets 5.5%		Short-Term Investments and Net Other Assets 6.1%
* Foreign investments	3.1%	** Foreign investments	4.9%

Semiannual Report

Investments January 31, 2009

Showing Percentage of Net Assets

Common Stocks - 15.6%
	Shares	Value
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Red Lion Hotels Corp. (a)	56,870	$ 126,820
Starwood Hotels & Resorts Worldwide, Inc.	57,680	872,122
		998,942
FINANCIALS - 14.3%
Capital Markets - 0.1%
W.P. Carey & Co. LLC	17,900	384,671
Real Estate Investment Trusts - 14.1%
Acadia Realty Trust (SBI)	97,049	1,132,562
Alexandria Real Estate Equities, Inc.	2,900	172,086
AMB Property Corp. (SBI)	114,900	1,852,188
Annaly Capital Management, Inc.	277,150	4,196,051
Apartment Investment & Management Co. Class A	47,741	424,417
AvalonBay Communities, Inc.	29,325	1,519,328
Boston Properties, Inc.	5,800	251,140
Camden Property Trust (SBI)	20,500	540,380
CapLease, Inc.	113,000	180,800
Cedar Shopping Centers, Inc.	10,500	64,365
Corporate Office Properties Trust (SBI)	12,500	329,750
Cypress Sharpridge Investments, Inc. (e)	146,458	1,171,664
Cypress Sharpridge Investments, Inc. warrants 4/30/11 (a)(e)	40,000	0
Developers Diversified Realty Corp.	80,600	386,880
DiamondRock Hospitality Co.	52,200	214,020
Duke Realty LP	30,600	281,826
Equity Lifestyle Properties, Inc.	45,730	1,725,393
Equity Residential (SBI)	81,500	1,950,295
Federal Realty Investment Trust (SBI)	10,500	531,615
HCP, Inc.	44,580	1,040,497
Highwoods Properties, Inc. (SBI)	80,700	1,820,592
Host Hotels & Resorts, Inc.	46,749	251,510
Inland Real Estate Corp.	25,600	252,672
Kilroy Realty Corp.	14,200	324,612
Kimco Realty Corp.	64,800	931,824
LaSalle Hotel Properties (SBI)	21,600	179,928
Liberty Property Trust (SBI)	13,000	260,000
MFA Mortgage Investments, Inc.	1,154,881	6,617,460
National Retail Properties, Inc.	29,000	418,470
Nationwide Health Properties, Inc.	59,080	1,508,312
ProLogis Trust	108,866	1,089,749
Regency Centers Corp.	39,500	1,394,350
Simon Property Group, Inc.	12,704	546,018
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Sunstone Hotel Investors, Inc.	66,000	$ 284,460
UDR, Inc.	129,600	1,520,208
Ventas, Inc.	141,580	3,945,835
Vornado Realty Trust	16,500	838,365
		40,149,622
Real Estate Management & Development - 0.1%
Meruelo Maddux Properties, Inc. (a)	897,434	367,948
TOTAL FINANCIALS		40,902,241
HEALTH CARE - 1.0%
Health Care Providers & Services - 1.0%
Brookdale Senior Living, Inc.	80,300	546,040
Capital Senior Living Corp. (a)	108,000	284,040
Emeritus Corp. (a)	143,000	1,182,610
Sun Healthcare Group, Inc. (a)	65,300	739,849
		2,752,539
TOTAL COMMON STOCKS (Cost $61,775,375)		44,653,722
Preferred Stocks - 13.8%

Convertible Preferred Stocks - 0.3%
FINANCIALS - 0.3%
Real Estate Investment Trusts - 0.3%
HRPT Properties Trust 6.50%	80,000	744,000
Lexington Corporate Properties Trust Series C 6.50%	7,800	126,750
		870,750
Nonconvertible Preferred Stocks - 13.5%
FINANCIALS - 13.5%
Diversified Financial Services - 0.3%
DRA CRT Acquisition Corp. Series A, 8.50%	25,000	100,000
Red Lion Hotels Capital Trust 9.50%	77,750	894,125
W2007 Grace Acquisition I, Inc. Series B, 8.75%	35,300	28,681
		1,022,806
Real Estate Investment Trusts - 13.1%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	67,000	1,239,500
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Home Mortgage Investment Corp.:
Series A, 9.75% (c)	120,300	$ 10,827
Series B, 9.25% (c)	124,100	12
Annaly Capital Management, Inc. Series A, 7.875%	144,900	2,934,225
Anworth Mortgage Asset Corp. Series A, 8.625%	219,327	4,167,213
Apartment Investment & Management Co.:
Series G, 9.375%	66,600	1,126,872
Series T, 8.00%	57,500	922,300
Ashford Hospitality Trust, Inc. Series A, 8.55%	31,795	238,463
Cedar Shopping Centers, Inc. 8.875%	66,000	1,039,500
CenterPoint Properties Trust Series D, 5.377%	3,575	1,072,500
Colonial Properties Trust (depositary shares) Series D, 8.125%	39,000	565,890
Cousins Properties, Inc. Series A, 7.75%	71,700	1,021,725
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	25,500	188,700
Digital Realty Trust, Inc. Series A, 8.50%	75,000	1,338,750
Duke Realty LP 8.375%	62,800	1,029,292
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	24,000	12,000
First Industrial Realty Trust, Inc. Series J, 7.25%	3,500	32,200
Glimcher Realty Trust Series F, 8.75%	27,000	148,230
HomeBanc Mortgage Corp. Series A, 10.00% (c)	104,685	628
Hospitality Properties Trust:
Series B, 8.875%	71,575	1,144,484
Series C, 7.00%	59,000	838,980
Host Hotels & Resorts, Inc. Series E, 8.875%	38,800	679,000
HRPT Properties Trust Series B, 8.75%	23,961	349,831
Innkeepers USA Trust Series C, 8.00%	62,400	34,320
Kimco Realty Corp. Series G, 7.75%	73,500	1,323,000
LaSalle Hotel Properties:
Series B, 8.375%	21,800	279,040
Series E, 8.00%	24,100	286,790
Series G, 7.25%	15,660	172,260
LBA Realty Fund II:
Series A, 8.75% (e)	69,000	1,518,000
Series B, 7.625%	31,240	249,920
Lexington Corporate Properties Trust Series B, 8.05%	29,000	276,080
Lexington Realty Trust 7.55%	23,800	226,100
LTC Properties, Inc. Series F, 8.00%	54,300	1,045,275
MFA Mortgage Investments, Inc. Series A, 8.50%	274,400	5,202,624
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Mid-America Apartment Communities, Inc. Series H, 8.30%	32,800	$ 738,000
Newcastle Investment Corp.:
Series B, 9.75%	161,900	323,800
Series D, 8.375%	24,300	43,740
Omega Healthcare Investors, Inc. Series D, 8.375%	59,600	1,206,900
ProLogis Trust Series C, 8.54%	6,446	182,680
PS Business Parks, Inc.:
(depositary shares) Series L, 7.60%	5,890	103,075
Series P, 6.70%	35,000	572,250
Realty Income Corp. 6.75%	600	11,100
Regency Centers Corp. 7.25%	10,000	180,000
Saul Centers, Inc. 8.00%	93,700	1,475,775
Strategic Hotel & Resorts, Inc. 8.50% (e)	119,500	836,500
Sunstone Hotel Investors, Inc. Series A, 8.00%	20,000	224,000
Weingarten Realty Investors (SBI) Series F, 6.50%	56,230	756,294
		37,368,645
Thrifts & Mortgage Finance - 0.1%
MFH Financial Trust I 9.50% (e)	22,660	203,940
TOTAL FINANCIALS		38,595,391
TOTAL PREFERRED STOCKS (Cost $82,807,634)		39,466,141
Corporate Bonds - 46.5%
		Principal Amount (d)
Convertible Bonds - 11.6%
FINANCIALS - 11.6%
Real Estate Investment Trusts - 9.6%
Acadia Realty Trust 3.75% 12/15/26		$ 2,250,000	1,589,355
Alexandria Real Estate Equities, Inc. 3.7% 1/15/27 (e)		1,920,000	1,410,240
Anthracite Capital, Inc.:
11.75% 9/1/27 (e)		500,000	78,350
11.75% 9/1/27		300,000	47,010
BioMed Realty LP 4.5% 10/1/26 (e)		1,000,000	471,600
Brandywine Operating Partnership LP 3.875% 10/15/26		1,000,000	605,700
Corporate Bonds - continued
		Principal Amount (d)	Value
Convertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
BRE Properties, Inc. 4.125% 8/15/26		$ 3,600,000	$ 2,967,696
CapLease, Inc. 7.5% 10/1/27 (e)		4,180,000	1,679,524
Corporate Office Properties LP 3.5% 9/15/26 (e)		1,100,000	763,897
Duke Realty LP 3.75% 12/1/11 (e)		650,000	428,220
Hospitality Properties Trust 3.8% 3/15/27		2,000,000	1,290,000
Lexington Master Ltd. Partnership 5.45% 1/15/27 (e)		3,050,000	1,936,750
MPT Operating Partnership LP 9.25% 4/1/13 (e)		1,000,000	510,500
National Retail Properties, Inc. 3.95% 9/15/26		1,400,000	1,109,080
PREIT Associates LP 4% 6/1/12 (e)		1,000,000	297,970
ProLogis Trust 1.875% 11/15/37		1,950,000	904,644
SL Green Realty Corp. 3% 3/30/27 (e)		500,000	303,299
The Macerich Co. 3.25% 3/15/12 (e)		1,500,000	757,500
United Dominion Realty Trust, Inc. 3.625% 9/15/11		3,000,000	2,437,500
Ventas, Inc. 3.875% 11/15/11 (e)		4,565,000	3,728,030
Vornado Realty Trust 2.85% 4/1/27		1,190,000	893,416
Washington (REIT):
3.875% 9/15/26		1,600,000	1,320,000
3.875% 9/15/26		1,250,000	1,031,250
Weingarten Realty Investors 3.95% 8/1/26		1,300,000	904,238
			27,465,769
Real Estate Management & Development - 2.0%
ERP Operating LP 3.85% 8/15/26		4,000,000	3,552,400
First Potomac Realty Investment LP 4% 12/15/11 (e)		1,000,000	676,800
Forest City Enterprises, Inc. 3.625% 10/15/11		600,000	359,400
Kilroy Realty LP 3.25% 4/15/12 (e)		1,730,000	1,101,145
			5,689,745
TOTAL FINANCIALS			33,155,514
Nonconvertible Bonds - 34.9%
CONSUMER DISCRETIONARY - 5.6%
Hotels, Restaurants & Leisure - 0.8%
Host Marriott LP 7% 8/15/12		2,000,000	1,795,000
Times Square Hotel Trust 8.528% 8/1/26 (e)		879,733	571,826
			2,366,826
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - 4.8%
D.R. Horton, Inc.:
4.875% 1/15/10		$ 1,000,000	$ 940,000
5.375% 6/15/12		600,000	480,000
K. Hovnanian Enterprises, Inc.:
6% 1/15/10		420,000	352,800
6.25% 1/15/15		250,000	70,000
6.25% 1/15/16		1,000,000	290,000
7.5% 5/15/16		1,000,000	270,000
7.75% 5/15/13		4,000,000	980,000
KB Home:
5.875% 1/15/15		2,000,000	1,400,000
6.25% 6/15/15		3,500,000	2,537,500
Kimball Hill, Inc. 10.5% 12/15/12 (c)		4,625,000	463
Lennar Corp.:
5.5% 9/1/14		1,000,000	650,000
5.95% 10/17/11		1,000,000	810,000
M/I Homes, Inc. 6.875% 4/1/12		2,150,000	1,139,500
Meritage Homes Corp. 6.25% 3/15/15		2,500,000	1,537,500
Stanley-Martin Communities LLC 9.75% 8/15/15		4,620,000	1,386,000
Toll Brothers, Inc. 8.25% 2/1/11		1,000,000	975,000
			13,818,763
TOTAL CONSUMER DISCRETIONARY			16,185,589
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.4%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20		1,266,306	1,063,697
FINANCIALS - 28.2%
Real Estate Investment Trusts - 23.6%
AMB Property LP 6.3% 6/1/13		1,000,000	715,641
AvalonBay Communities, Inc.:
4.95% 3/15/13		500,000	433,547
5.5% 1/15/12		1,000,000	925,522
6.625% 9/15/11		894,000	857,410
Brandywine Operating Partnership LP:
4.5% 11/1/09		1,000,000	944,308
5.75% 4/1/12		1,000,000	560,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
BRE Properties, Inc. 5.75% 9/1/09		$ 1,800,000	$ 1,785,303
Camden Property Trust:
4.375% 1/15/10		2,370,000	2,194,949
4.7% 7/15/09		500,000	491,285
Colonial Properties Trust 6.875% 8/15/12		1,000,000	765,647
Colonial Realty LP 6.05% 9/1/16		1,000,000	598,614
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		100,000	71,819
6.25% 6/15/14		500,000	384,361
Developers Diversified Realty Corp.:
4.625% 8/1/10		500,000	364,514
5% 5/3/10		1,000,000	720,495
5.375% 10/15/12		500,000	236,463
7.5% 7/15/18		200,000	82,128
Duke Realty LP:
5.25% 1/15/10		200,000	186,469
5.625% 8/15/11		560,000	452,514
Federal Realty Investment Trust 4.5% 2/15/11		1,500,000	1,286,175
Health Care Property Investors, Inc.:
6% 3/1/15		500,000	336,405
6% 1/30/17		1,000,000	617,569
6.3% 9/15/16		4,500,000	2,964,533
Health Care REIT, Inc.:
6% 11/15/13		1,000,000	789,322
6.2% 6/1/16		750,000	563,767
8% 9/12/12		2,450,000	2,149,547
Healthcare Realty Trust, Inc. 8.125% 5/1/11		2,290,000	2,113,123
Highwoods/Forsyth LP 5.85% 3/15/17		1,000,000	580,000
HMB Capital Trust V 5.5963% 12/15/36 (c)(e)(f)		2,530,000	253
Hospitality Properties Trust:
5.625% 3/15/17		915,000	530,700
6.75% 2/15/13		610,000	399,473
Host Hotels & Resorts LP 6.875% 11/1/14		500,000	410,000
HRPT Properties Trust:
2.5213% 3/16/11 (f)		787,000	546,825
6.5% 1/15/13		200,000	130,037
iStar Financial, Inc.:
2.3363% 9/15/09 (f)		1,000,000	650,000
2.5356% 3/9/10 (f)		1,500,000	825,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
iStar Financial, Inc.: - continued
5.125% 4/1/11		$ 2,500,000	$ 1,050,000
5.375% 4/15/10		2,000,000	1,100,000
5.8% 3/15/11		4,950,000	2,079,000
Kimco Realty Corp. 6.875% 2/10/09		1,000,000	999,605
Liberty Property LP 6.375% 8/15/12		750,000	622,500
Nationwide Health Properties, Inc.:
6.25% 2/1/13		1,000,000	855,538
6.5% 7/15/11		2,000,000	1,805,632
8.25% 7/1/12		1,300,000	1,092,602
Omega Healthcare Investors, Inc. 7% 4/1/14		3,970,000	3,652,400
Reckson Operating Partnership LP 7.75% 3/15/09		1,600,000	1,585,608
Rouse Co.:
5.375% 11/26/13		3,600,000	1,242,000
7.2% 9/15/12		3,920,000	1,332,800
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (e)		2,250,000	765,000
Senior Housing Properties Trust:
7.875% 4/15/15		355,000	284,000
8.625% 1/15/12		5,050,000	4,393,500
Shurgard Storage Centers, Inc.:
5.875% 3/15/13		1,000,000	757,153
7.75% 2/22/11		500,000	455,566
Simon Property Group LP 4.875% 8/15/10		2,448,000	2,350,080
UDR, Inc. 5.5% 4/1/14		500,000	380,657
United Dominion Realty Trust, Inc.:
5% 1/15/12		1,000,000	766,750
5.13% 1/15/14		500,000	331,727
6.05% 6/1/13		2,500,000	1,821,183
6.5% 6/15/09		325,000	317,436
Ventas Realty LP:
6.625% 10/15/14		3,160,000	2,780,800
9% 5/1/12		6,011,000	5,980,945
Vornado Realty LP 4.5% 8/15/09		1,000,000	968,481
			67,434,681
Real Estate Management & Development - 3.7%
American Real Estate Partners/American Real Estate Finance Corp. 8.125% 6/1/12		2,190,000	1,888,875
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
ERP Operating LP:
5.2% 4/1/13		$ 1,000,000	$ 885,378
5.5% 10/1/12		853,000	782,886
First Industrial LP:
5.25% 6/15/09		1,000,000	972,223
7.375% 3/15/11		2,507,000	1,932,717
Post Apartment Homes LP:
5.125% 10/12/11		2,500,000	1,982,355
7.7% 12/20/10		2,500,000	2,217,200
			10,661,634
Thrifts & Mortgage Finance - 0.9%
Wrightwood Capital LLC 9% 6/1/14 (e)		4,000,000	2,470,000
TOTAL FINANCIALS			80,566,315
HEALTH CARE - 0.7%
Health Care Providers & Services - 0.7%
Skilled Healthcare Group, Inc. 11% 1/15/14		500,000	480,000
Sun Healthcare Group, Inc. 9.125% 4/15/15		1,650,000	1,464,375
			1,944,375
TOTAL NONCONVERTIBLE BONDS			99,759,976
TOTAL CORPORATE BONDS (Cost $182,062,270)			132,915,490
Asset-Backed Securities - 4.3%

American Tower Trust I Series 2007-1A Class D, 5.9568% 4/15/37 (e)		4,000,000	3,020,000
Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M9, 2.8894% 10/25/34 (e)(f)		395,497	4,771
Anthracite CDO II Ltd. Series 2002-2A Class F, 7.6% 12/24/37 (e)		2,260,000	1,055,420
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.7163% 3/23/19 (e)(f)		437,564	301,068
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 1.8594% 3/20/50 (e)(f)		2,250,000	450,000
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (e)		$ 1,000,000	$ 757,560
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 1.3925% 1/20/37 (e)(f)		1,485,795	371,449
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33		500,000	199,153
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (e)		1,570,000	706,500
Class B2, 2.8163% 12/28/35 (e)(f)		1,575,000	645,750
Class D, 9% 12/28/35 (e)		500,000	80,000
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (e)		850,000	417,180
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1 Class D, 5.612% 6/15/35 (e)		2,000,000	1,400,000
Fairfield Street Solar Corp. Series 2004-1A Class E1, 5.5463% 11/28/39 (e)(f)		550,000	68,750
Green Tree Financial Corp. Series 1996-4 Class M1, 7.75% 6/15/27		1,788,179	715,271
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.8894% 6/25/35 (f)(h)		1,259,000	45,308
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 1.9394% 8/26/30 (e)(f)		735,000	132,300
Class E, 2.3894% 8/26/30 (e)(f)		1,420,000	170,400
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		1,500,000	168,162
Merit Securities Corp. Series 13 Class M1, 8.63% 12/28/33		1,923,000	769,200
N-Star Real Estate CDO Ltd. Series 1A Class C1B, 7.696% 8/28/38 (e)		883,000	264,900
Park Place Securities, Inc. Series 2004-WHQ2 Class M10, 2.8894% 2/25/35 (e)(f)		227,251	913
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (e)		939,099	563,460
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 5.5088% 2/5/36 (e)(f)		3,144,729	31,447
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 4.1225% 11/21/40 (e)(f)		250,000	7,500
TOTAL ASSET-BACKED SECURITIES (Cost $29,010,391)			12,346,462
Collateralized Mortgage Obligations - 2.8%
		Principal Amount (d)	Value
Private Sponsor - 2.7%
Countrywide Home Loans, Inc.:
Series 2002-38 Class B3, 5% 2/25/18 (e)		$ 161,830	$ 40,263
Series 2002-R2 Class 2B3, 5.7794% 7/25/33 (e)(f)		251,413	62,065
Series 2003-40 Class B3, 4.5% 10/25/18 (e)		211,466	53,162
Series 2003-R2 Class B3, 5.5% 5/25/43 (e)		541,194	38,860
Series 2003-R3:
Class B2, 5.5% 11/25/33 (e)		1,725,890	362,832
Class B3, 5.5% 11/25/33 (e)		516,787	82,715
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (e)(f)		533,769	54,343
Diversified REIT Trust:
Series 1999-1A Class H, 6.78% 3/18/11 (e)(f)		1,785,000	1,573,136
Series 2000-1A:
Class F, 6.971% 3/8/10 (e)		1,512,000	680,400
Class G, 6.971% 3/8/10 (e)		1,720,000	774,000
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 0.8331% 6/15/22 (e)(f)		2,449,089	1,506,190
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (e)		1,465,000	907,213
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B9, 12.3363% 7/10/35 (e)(f)		810,849	356,125
Series 2004-C Class B5, 1.7363% 9/10/36 (e)(f)		373,265	81,857
Series 2005-A Class B6, 2.3863% 3/10/37 (e)(f)		1,878,956	221,529
Series 2005-B Class B6, 1.9863% 6/10/37 (e)(f)		927,442	82,821
Series 2005-D Class B6, 2.5831% 12/15/37 (e)(f)		467,962	33,038
Series 2006-B Class B6, 2.0331% 7/15/38 (e)(f)		952,698	45,063
Residential Funding Mortgage Securities I, Inc. Series 2002-S20 Class M3, 5.25% 12/25/17		66,041	39,625
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (e)		138,629	28,586
RESIX Finance Ltd. floater:
Series 2003-D Class B8, 6.8863% 12/10/35 (e)(f)		671,859	188,053
Series 2004-A Class B7, 4.6363% 2/10/36 (e)(f)		644,331	149,936
Series 2004-B Class B7, 4.3863% 2/10/36 (e)(f)		773,857	134,729
Series 2005-C Class B7, 3.4863% 9/10/37 (e)(f)		1,899,823	149,136
Series 2006-B Class B7, 4.1831% 7/15/38 (e)(f)		952,698	58,877
Series 2007-A Class BB, 3.6831% 2/15/39 (e)(f)		788,628	26,182
TOTAL PRIVATE SPONSOR			7,730,736
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - 0.1%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41 (h)		$ 232,032	$ 78,684
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 5.4794% 2/25/42 (e)(f)		140,004	38,669
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42 (h)		302,573	68,257
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 5.6228% 6/25/43 (e)(f)		180,180	35,385
Series 2003-W4 subordinate REMIC pass thru certificates, Class 2B3, 5.8417% 10/25/42 (e)(f)		77,905	15,421
TOTAL U.S. GOVERNMENT AGENCY			236,416
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $23,694,256)			7,967,152
Commercial Mortgage Securities - 10.4%

Asset Securitization Corp. Series 1997-D4 Class B2, 7.525% 4/14/29		515,000	431,554
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.3331% 3/15/22 (e)(f)		700,000	300,860
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1997-C2 Class F, 7.46% 1/17/35 (f)		2,000,000	1,934,712
Series 2004-TF2A Class AX, 0% 11/15/19 (e)(f)(g)		4,742,624	474
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (e)		1,000,000	846,407
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2006-1A:
Class D, 5.7724% 11/15/36 (e)		915,000	754,875
Class E, 6.0652% 11/15/36 (e)		800,000	636,000
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		1,200,000	480,000
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 8.0119% 4/29/39 (e)(f)		567,214	567,214
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (e)		1,000,000	764,503
GE Capital Commercial Mortgage Corp.:
Series 2001-3 Class C, 6.51% 6/10/38		820,000	761,428
Series 2002-1A Class H, 7.1524% 12/10/35 (e)(f)		921,000	695,931
Global Signal Trust II Series 2004-2A Class E, 5.587% 12/15/14 (e)		1,245,000	1,201,425
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Global Signal Trust III Series 2006-1:
Class E, 6.495% 2/15/36 (e)		$ 570,000	$ 510,150
Class F, 7.036% 2/15/36		1,015,000	908,425
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (e)		1,000,000	745,000
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class F, 6.75% 4/15/29 (f)		2,767,000	2,385,229
Class G, 6.75% 4/15/29 (f)		1,000,000	344,717
Series 1999-C3 Class J, 6.974% 8/15/36 (e)		1,500,000	1,333,128
Series 2000-C1:
Class H, 7% 3/15/33 (e)		950,000	688,913
Class K, 7% 3/15/33		1,100,000	469,439
Greenwich Capital Commercial Funding Corp. Series 2002-C1 Class H, 5.903% 1/11/35 (e)		750,000	450,052
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 3.1763% 3/1/20 (e)(f)		1,400,000	840,000
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-A:
Class G, 6% 10/15/32 (e)(f)		2,895,000	723,750
Class X, 1.6482% 10/15/32 (e)(f)(g)		17,453,211	186,749
Series 2002-CIB4 Class E, 6.7221% 5/12/34 (e)(f)		1,500,000	1,341,721
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		2,400,000	2,153,138
Series 1999-C7 Class F, 6% 10/15/35 (e)		51,075	50,855
Series 1999-C8:
Class G, 6% 7/15/31 (e)		1,385,000	346,250
Class H, 6% 7/15/31 (e)		2,638,000	316,560
Merrill Lynch Financial Asset, Inc. Series 2005-CA16:
Class F, 4.384% 7/12/15	CAD	710,000	309,741
Class G, 4.384% 7/12/15	CAD	355,000	147,604
Class H, 4.384% 7/12/15	CAD	236,000	93,570
Class J, 4.384% 7/12/15	CAD	355,000	134,306
Class K, 4.384% 7/12/15	CAD	355,000	128,224
Class L, 4.384% 7/12/15	CAD	236,000	81,425
Class M, 4.384% 7/12/15	CAD	995,000	224,251
Merrill Lynch Mortgage Investors Trust Series 1999-C1 Class G, 6.71% 11/15/31 (e)		3,359,000	450,778
Mezz Capital Commercial Mortgage Trust Series 2004-C1:
Class D, 6.988% 9/15/13		750,000	623,948
Class E, 7.983% 10/15/13		1,453,000	1,190,385
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Mezz Capital Commercial Mortgage Trust Series 2004-C1: - continued
Class IO, 7.7947% 1/15/18 (f)(g)		$ 6,667,362	$ 892,158
Morgan Stanley Capital I Trust Series 2005-HQ7 Class E, 5.2078% 11/14/42 (f)		750,000	161,415
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (e)		1,000,000	745,000
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (e)		2,000,000	700,000
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.9081% 9/15/09 (e)(f)		1,200,000	600,000
Wachovia Ltd./Wachovia LLC Series 2006-1 Class 1ML, 6.9663% 9/25/26 (e)(f)		2,000,000	120,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $48,018,931)			29,772,264
Floating Rate Loans - 1.0%

CONSUMER DISCRETIONARY - 0.6%
Specialty Retail - 0.6%
The Pep Boys - Manny, Moe & Jack term loan 4.18% 10/27/13 (f)		28,460	17,361
Toys 'R' US, Inc. term loan 3.4475% 12/8/09 (f)		4,100,000	1,763,000
			1,780,361
FINANCIALS - 0.4%
Diversified Financial Services - 0.1%
LandSource Holding Co. LLC term loan 8.25% 5/31/09 (f)		1,843,343	313,368
Real Estate Management & Development - 0.3%
MDS Realty Holdings LLC Tranche M3, term loan 5.3763% 1/1/09 (c)(f)		47,402	23,701
Realogy Corp.:
Credit-Linked Deposit 3.4363% 10/10/13 (f)		208,939	123,274
Floating Rate Loans - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Corp.: - continued
Tranche B, term loan 5.7063% 10/10/13 (f)		$ 776,061	$ 457,876
Tishman Speyer Properties term loan 2.09% 12/27/12 (f)		210,000	73,500
			678,351
TOTAL FINANCIALS			991,719
TOTAL FLOATING RATE LOANS (Cost $7,201,025)			2,772,080
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (e)	1,000,000	690
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (e)	500,000	63,581
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (e)	590,000	116,529
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (e)	810,000	1
Ipswich Street CDO Series 2006-1, 6/27/46 (c)(e)	1,350,000	0
Kent Funding III Ltd. 11/5/47 (e)	1,650,000	0
TOTAL PREFERRED SECURITIES (Cost $5,660,645)		180,801
Money Market Funds - 4.1%
	Shares
Fidelity Cash Central Fund, 0.78% (b) (Cost $11,605,599)	11,605,599	11,605,599
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $451,836,126)		281,679,711
NET OTHER ASSETS - 1.4%		3,868,584
NET ASSETS - 100%		$ 285,548,295
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $56,008,358 or 19.6% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $192,249 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust: Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$ 194,591
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42	3/25/03	$ 221,241
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.8894% 6/25/35	6/3/05	$ 1,110,697
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 141,386
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 281,679,711	$ 89,704,937	$ 172,079,491	$ 19,895,283
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 32,391,074
Total Realized Gain (Loss)	5,237
Total Unrealized Gain (Loss)	(24,333,380)
Cost of Purchases	42,613
Proceeds of Sales	(371,353)
Amortization/Accretion	(1,439,957)
Transfer in/out of Level 3	13,601,049
Ending Balance	$ 19,895,283

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	0.1%
AAA,AA,A	5.1%
BBB	27.5%
BB	15.4%
B	3.9%
CCC,CC,C	3.8%
D	0.2%
Not Rated	9.1%
Equities	29.4%
Short-Term Investments and Net Other Assets	5.5%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Income Tax Information
At July 31, 2008, the fund had a capital loss carryforward of approximately $1,722,470 all of which will expire on July 31, 2016.
The fund intends to elect to defer to its fiscal year ending July 31, 2009 approximately $8,001,905 of losses recognized during the period November 1, 2007 to July 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $440,230,527)	$ 270,074,112
Fidelity Central Funds (cost $11,605,599)	11,605,599
Total Investments (cost $451,836,126)		$ 281,679,711
Receivable for investments sold		525,550
Receivable for fund shares sold		742,786
Dividends receivable		569,167
Interest receivable		3,742,406
Distributions receivable from Fidelity Central Funds		10,191
Prepaid expenses		3,488
Other receivables		92
Total assets		287,273,391

Liabilities
Payable to custodian bank	$ 26,660
Payable for investments purchased	1,220,853
Payable for fund shares redeemed	209,772
Accrued management fee	132,506
Other affiliated payables	78,484
Other payables and accrued expenses	56,821
Total liabilities		1,725,096

Net Assets		$ 285,548,295
Net Assets consist of:
Paid in capital		$ 477,617,956
Undistributed net investment income		205,636
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(22,118,762)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(170,156,535)
Net Assets, for 42,599,010 shares outstanding		$ 285,548,295
Net Asset Value, offering price and redemption price per share ($285,548,295 ÷ 42,599,010 shares)		$ 6.70

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended January 31, 2009

Investment Income
Dividends		$ 3,797,052
Interest		8,396,413
Income from Fidelity Central Funds		141,386
Total income		12,334,851

Expenses
Management fee	$ 903,903
Transfer agent fees	472,533
Accounting fees and expenses	78,874
Custodian fees and expenses	5,204
Independent trustees' compensation	944
Registration fees	27,985
Audit	53,903
Legal	3,239
Miscellaneous	7,864
Total expenses before reductions	1,554,449
Expense reductions	(4,927)	1,549,522
Net investment income (loss)		10,785,329
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(12,138,798)
Foreign currency transactions	(2,846)
Total net realized gain (loss)		(12,141,644)
Change in net unrealized appreciation (depreciation) on: Investment securities	(93,984,998)
Assets and liabilities in foreign currencies	8
Total change in net unrealized appreciation (depreciation)		(93,984,990)
Net gain (loss)		(106,126,634)
Net increase (decrease) in net assets resulting from operations		$ (95,341,305)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2009	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,785,329	$ 24,866,061
Net realized gain (loss)	(12,141,644)	(9,815,357)
Change in net unrealized appreciation (depreciation)	(93,984,990)	(53,367,340)
Net increase (decrease) in net assets resulting from operations	(95,341,305)	(38,316,636)
Distributions to shareholders from net investment income	(15,792,735)	(27,623,042)
Distributions to shareholders from net realized gain	-	(10,229,882)
Total distributions	(15,792,735)	(37,852,924)
Share transactions Proceeds from sales of shares	97,228,705	160,139,773
Reinvestment of distributions	14,358,477	33,576,156
Cost of shares redeemed	(108,215,596)	(240,856,702)
Net increase (decrease) in net assets resulting from share transactions	3,371,586	(47,140,773)
Redemption fees	163,574	189,883
Total increase (decrease) in net assets	(107,598,880)	(123,120,450)

Net Assets
Beginning of period	393,147,175	516,267,625
End of period (including undistributed net investment income of $205,636 and undistributed net investment income of $5,213,042, respectively)	$ 285,548,295	$ 393,147,175
Other Information Shares
Sold	12,930,087	15,810,826
Issued in reinvestment of distributions	1,928,562	3,247,810
Redeemed	(13,941,108)	(23,376,733)
Net increase (decrease)	917,541	(4,318,097)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended January 31,

Years ended July 31,

2009

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.43	$ 11.22	$ 11.78	$ 12.17	$ 11.49	$ 10.91
Income from Investment Operations
Net investment income (loss) D	.26	.59	.63	.66	.60	.59
Net realized and unrealized gain (loss)	(2.60)	(1.48)	(.37)	(.11)	.83	.60
Total from investment operations	(2.34)	(.89)	.26	.55	1.43	1.19
Distributions from net investment income	(.39)	(.66)	(.58)	(.67)	(.57)	(.55)
Distributions from net realized gain	-	(.24)	(.24)	(.27)	(.18)	(.07)
Total distributions	(.39)	(.90)	(.82)	(.94)	(.75)	(.62)
Redemption fees added to paid in capitalD	-H	-H	-H	-H	-H	.01
Net asset value, end of period	$ 6.70	$ 9.43	$ 11.22	$ 11.78	$ 12.17	$ 11.49
Total ReturnB, C	(25.17)%	(8.43)%	2.00%	4.82%	12.90%	11.31%
Ratios to Average Net AssetsE, G
Expenses before reductions	.97%A	.94%	.88%	.85%	.85%	.85%
Expenses net of fee waivers, if any	.97%A	.94%	.88%	.85%	.85%	.85%
Expenses net of all reductions	.97%A	.94%	.88%	.85%	.85%	.85%
Net investment income (loss)	6.72%A	5.77%	5.30%	5.61%	5.13%	5.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 285,548	$ 393,147	$ 516,268	$ 521,265	$ 667,403	$ 422,551
Portfolio turnover rateF	30%A	32%	45%	27%	30%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2009

1. Organization.

Fidelity Real Estate Income Fund (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Certain of the Fund's securities are valued at period end by a single source or dealer. Investments in open-end

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The Fund follows the provisions of Emerging Issues Task Force Issue No. 99-20 (EITF 99-20), "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" for certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities). Under EITF 99-20, if there is a change in the estimated cash flows for any of these securities, based on an evaluation of current information, then the estimated yield is adjusted on a prospective basis over the remaining life of the security. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 5,593,512
Unrealized depreciation	(177,295,811)
Net unrealized appreciation (depreciation)	$ (171,702,299)
Cost for federal income tax purposes	$ 453,382,010

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $55,349,494 and $45,713,515, respectively.

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .29% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,432 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $408 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by $4,927.

Semiannual Report

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Securities Fund and Shareholders of Fidelity Real Estate Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Real Estate Income Fund (the Fund), a fund of Fidelity Securities Fund, including the schedule of investments, as of January 31, 2009, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended January 31, 2009 and for the year ended July 31, 2008, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Real Estate Income Fund as of January 31, 2009, the results of its operations for the six months then ended, the changes in its net assets for the six months ended January 31, 2009 and for the year ended July 31, 2008, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 30, 2009

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
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19200 Von Karman Avenue
Irvine, CA

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Larkspur, CA

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73-575 El Paseo
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251 University Avenue
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Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

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3793 State Street
Santa Barbara, CA

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Colorado

281 East Flatiron Circle
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1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

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New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
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121 Alhambra Plaza
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2948 N. Federal Highway
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4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

REI-USAN-0309
1.789734.105

Fidelity®
Small Cap Value
Fund

Semiannual Report

January 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Class A	1.37%
Actual		$ 1,000.00	$ 704.60	$ 5.89
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.97
Class T	1.63%
Actual		$ 1,000.00	$ 703.80	$ 7.00
HypotheticalA		$ 1,000.00	$ 1,016.99	$ 8.29
Class B	2.12%
Actual		$ 1,000.00	$ 701.70	$ 9.09
HypotheticalA		$ 1,000.00	$ 1,014.52	$ 10.76
Class C	2.12%
Actual		$ 1,000.00	$ 701.50	$ 9.09
HypotheticalA		$ 1,000.00	$ 1,014.52	$ 10.76
Small Cap Value	1.11%
Actual		$ 1,000.00	$ 704.80	$ 4.77
HypotheticalA		$ 1,000.00	$ 1,019.61	$ 5.65
Institutional Class	1.11%
Actual		$ 1,000.00	$ 705.20	$ 4.77
HypotheticalA		$ 1,000.00	$ 1,019.61	$ 5.65

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Aspen Insurance Holdings Ltd.	2.9	2.6
Carpenter Technology Corp.	2.9	0.0
W.R. Berkley Corp.	2.7	0.0
United Stationers, Inc.	2.7	2.4
Reinsurance Group of America, Inc.	2.5	0.0
HNI Corp.	2.5	2.8
Washington Federal, Inc.	2.4	1.3
Affiliated Managers Group, Inc.	2.4	0.0
IPC Holdings Ltd.	2.3	2.3
MEDNAX, Inc.	2.2	2.4
	25.5
Top Five Market Sectors as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	37.5	32.7
Information Technology	13.5	11.8
Consumer Discretionary	12.7	14.0
Industrials	10.6	12.0
Health Care	6.9	5.3
Asset Allocation (% of fund's net assets)
As of January 31, 2009 *		As of July 31, 2008 **
	Stocks 94.4%		Stocks 98.0%
	Convertible Securities 4.7%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.9%		Short-Term Investments and Net Other Assets 2.0%
* Foreign investments	12.1%	** Foreign investments	10.9%

Semiannual Report

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.8%
	Shares	Value
CONSUMER DISCRETIONARY - 10.6%
Diversified Consumer Services - 0.9%
Regis Corp.	837,340	$ 9,420,075
Household Durables - 3.8%
Centex Corp. (d)	658,940	5,607,579
Ethan Allen Interiors, Inc.	279,513	3,183,653
M.D.C. Holdings, Inc.	225,000	6,894,000
Meritage Homes Corp. (a)(d)	1,412,593	15,566,775
Ryland Group, Inc. (d)	427,900	6,675,240
		37,927,247
Specialty Retail - 5.0%
Asbury Automotive Group, Inc.	1,145,215	4,099,870
Penske Auto Group, Inc. (d)	2,337,760	17,346,179
The Men's Wearhouse, Inc. (d)	1,069,641	12,461,318
Tsutsumi Jewelry Co. Ltd.	760,200	16,718,019
		50,625,386
Textiles, Apparel & Luxury Goods - 0.9%
Iconix Brand Group, Inc. (a)	1,050,087	8,684,219
TOTAL CONSUMER DISCRETIONARY		106,656,927
CONSUMER STAPLES - 2.5%
Food & Staples Retailing - 2.5%
Casey's General Stores, Inc.	750,000	15,937,500
Ingles Markets, Inc. Class A	625,487	8,919,445
		24,856,945
ENERGY - 4.0%
Energy Equipment & Services - 1.2%
Superior Energy Services, Inc. (a)	776,700	12,100,986
Oil, Gas & Consumable Fuels - 2.8%
Encore Acquisition Co. (a)(d)	603,609	16,406,093
Mariner Energy, Inc. (a)	1,166,700	11,550,330
		27,956,423
TOTAL ENERGY		40,057,409
FINANCIALS - 33.7%
Capital Markets - 7.5%
Affiliated Managers Group, Inc. (a)	600,000	24,114,000
Cohen & Steers, Inc. (d)	1,100,000	11,880,000
optionsXpress Holdings, Inc.	974,510	10,612,414
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Sparx Group Co. Ltd. (d)	22,235	$ 2,524,118
TradeStation Group, Inc. (a)	2,092,291	11,528,523
Waddell & Reed Financial, Inc. Class A	1,050,000	14,826,000
		75,485,055
Commercial Banks - 4.0%
Associated Banc-Corp. (d)	1,189,583	18,616,974
Boston Private Financial Holdings, Inc. (d)	1,465,680	6,903,353
City National Corp. (d)	414,900	14,359,689
		39,880,016
Insurance - 12.4%
Aspen Insurance Holdings Ltd.	1,300,200	28,734,418
IPC Holdings Ltd.	898,740	23,061,668
Max Capital Group Ltd.	1,169,111	19,886,578
Reinsurance Group of America, Inc.	703,801	25,076,430
W.R. Berkley Corp.	1,025,000	27,142,000
		123,901,094
Real Estate Investment Trusts - 5.0%
CapitalSource, Inc. (d)	3,947,200	14,367,808
Chimera Investment Corp.	4,748,323	15,669,466
Highwoods Properties, Inc. (SBI)	491,230	11,082,149
National Retail Properties, Inc.	600,000	8,658,000
		49,777,423
Real Estate Management & Development - 1.8%
Jones Lang LaSalle, Inc.	776,000	18,321,360
Thrifts & Mortgage Finance - 3.0%
Astoria Financial Corp.	600,762	5,454,919
Washington Federal, Inc. (d)	1,981,840	24,336,995
		29,791,914
TOTAL FINANCIALS		337,156,862
HEALTH CARE - 6.9%
Health Care Equipment & Supplies - 1.4%
Abaxis, Inc. (a)(d)	894,400	14,149,408
Health Care Providers & Services - 4.1%
MEDNAX, Inc. (a)	666,500	22,374,405
VCA Antech, Inc. (a)	1,000,000	18,820,000
		41,194,405
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 1.4%
Perrigo Co.	486,200	$ 14,269,970
TOTAL HEALTH CARE		69,613,783
INDUSTRIALS - 10.2%
Building Products - 1.7%
NCI Building Systems, Inc. (a)(d)	649,320	7,525,619
Simpson Manufacturing Co. Ltd. (d)	475,000	9,533,250
		17,058,869
Commercial Services & Supplies - 5.4%
ACCO Brands Corp. (a)	1,250,923	2,401,772
HNI Corp. (d)	1,895,771	25,043,135
United Stationers, Inc. (a)	950,000	26,609,500
		54,054,407
Construction & Engineering - 1.8%
URS Corp. (a)	532,376	18,127,403
Machinery - 1.3%
Graco, Inc.	600,000	12,762,000
TOTAL INDUSTRIALS		102,002,679
INFORMATION TECHNOLOGY - 13.5%
Communications Equipment - 2.1%
Polycom, Inc. (a)	400,000	5,620,000
ViaSat, Inc. (a)	679,472	15,057,100
		20,677,100
Electronic Equipment & Components - 4.5%
Ingram Micro, Inc. Class A (a)	1,603,100	19,670,037
Macnica, Inc.	677,400	9,048,067
Ryoyo Electro Corp.	1,272,700	10,320,786
SYNNEX Corp. (a)	389,898	5,984,934
		45,023,824
Internet Software & Services - 4.0%
DealerTrack Holdings, Inc. (a)	1,949,434	22,204,053
j2 Global Communications, Inc. (a)	563,149	11,026,457
LoopNet, Inc. (a)	1,094,182	7,112,183
		40,342,693
IT Services - 0.6%
Telvent GIT SA	441,358	6,408,518
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.7%
FormFactor, Inc. (a)	764,157	$ 11,890,283
Miraial Co. Ltd. (d)(e)	554,400	5,337,284
		17,227,567
Software - 0.6%
MICROS Systems, Inc. (a)	400,000	5,760,000
TOTAL INFORMATION TECHNOLOGY		135,439,702
MATERIALS - 4.6%
Chemicals - 1.7%
Spartech Corp. (e)	1,583,102	5,018,433
Valspar Corp.	710,000	12,318,500
		17,336,933
Metals & Mining - 2.9%
Carpenter Technology Corp.	1,725,000	28,462,500
TOTAL MATERIALS		45,799,433
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
Cogent Communications Group, Inc. (a)(d)(e)	2,750,000	18,287,500
UTILITIES - 5.0%
Electric Utilities - 3.1%
Allete, Inc. (d)	277,250	8,622,475
Westar Energy, Inc.	1,100,000	22,088,000
		30,710,475
Gas Utilities - 1.9%
Southwest Gas Corp.	760,989	19,603,077
TOTAL UTILITIES		50,313,552
TOTAL COMMON STOCKS (Cost $1,278,818,193)		930,184,792
Nonconvertible Preferred Stocks - 1.6%

CONSUMER DISCRETIONARY - 0.5%
Household Durables - 0.5%
M/I Homes, Inc. Series A, 9.75%	708,100	4,963,781
Nonconvertible Preferred Stocks - continued
	Shares	Value
FINANCIALS - 1.1%
Real Estate Investment Trusts - 0.7%
Developers Diversified Realty Corp.:
(depositary shares) Series H, 7.375%	565,000	$ 3,700,750
Series I, 7.50%	430,155	2,903,546
		6,604,296
Thrifts & Mortgage Finance - 0.4%
Fannie Mae Series S, 8.25%	3,702,100	4,072,310
TOTAL FINANCIALS		10,676,606
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $28,794,938)		15,640,387
Convertible Bonds - 4.7%
	Principal Amount
CONSUMER DISCRETIONARY - 1.6%
Specialty Retail - 1.6%
United Auto Group, Inc. 3.5% 4/1/26	$ 24,000,000	15,418,320
FINANCIALS - 2.7%
Real Estate Investment Trusts - 2.7%
SL Green Realty Corp. 3% 3/30/27 (f)	45,000,000	27,296,932
INDUSTRIALS - 0.4%
Building Products - 0.4%
NCI Building Systems, Inc. 2.125% 11/15/24	5,000,000	3,976,000
TOTAL CONVERTIBLE BONDS (Cost $40,324,451)		46,691,252
Money Market Funds - 9.5%
	Shares	Value
Fidelity Cash Central Fund, 0.78% (b)	13,832,798	$ 13,832,798
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	81,885,586	81,885,586
TOTAL MONEY MARKET FUNDS (Cost $95,718,384)		95,718,384
TOTAL INVESTMENT PORTFOLIO - 108.6% (Cost $1,443,655,966)		1,088,234,815
NET OTHER ASSETS - (8.6)%		(86,483,004)
NET ASSETS - 100%		$ 1,001,751,811
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,296,932 or 2.7% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 159,962
Fidelity Securities Lending Cash Central Fund	1,228,744
Total	$ 1,388,706
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cogent Communications Group, Inc.	$ -	$ 18,402,564	$ -	$ -	$ 18,287,500
Miraial Co. Ltd.	-	7,176,911	-	173,717	5,337,284
Spartech Corp.	11,202,911	4,588,500	-	158,310	5,018,433
The Pantry, Inc.	18,783,837	-	21,698,273	-	-
Zoran Corp.	13,344,836	9,473,071	17,237,167	-	-
Total	$ 43,331,584	$ 39,641,046	$ 38,935,440	$ 332,027	$ 28,643,217
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,088,234,815	$ 997,595,289	$ 90,639,526	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.9%
Bermuda	7.2%
Japan	4.3%
Others (individually less than 1%)	0.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $77,882,041) - See accompanying schedule: Unaffiliated issuers (cost $1,306,262,991)	$ 963,873,214
Fidelity Central Funds (cost $95,718,384)	95,718,384
Other affiliated issuers (cost $41,674,591)	28,643,217
Total Investments (cost $1,443,655,966)		$ 1,088,234,815
Receivable for investments sold		2,356,054
Receivable for fund shares sold		1,730,415
Dividends receivable		1,136,914
Interest receivable		750,149
Distributions receivable from Fidelity Central Funds		59,602
Prepaid expenses		11,664
Other receivables		2,016
Total assets		1,094,281,629

Liabilities
Payable for investments purchased	$ 8,744,357
Payable for fund shares redeemed	814,939
Accrued management fee	731,383
Distribution fees payable	36,641
Other affiliated payables	282,652
Other payables and accrued expenses	34,260
Collateral on securities loaned, at value	81,885,586
Total liabilities		92,529,818

Net Assets		$ 1,001,751,811
Net Assets consist of:
Paid in capital		$ 1,506,055,851
Undistributed net investment income		453,962
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(149,332,992)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(355,425,010)
Net Assets		$ 1,001,751,811

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($37,482,352 ÷ 4,573,671 shares)	$ 8.20

Maximum offering price per share (100/94.25 of $8.20)	$ 8.70
Class T: Net Asset Value and redemption price per share ($22,054,565 ÷ 2,707,357 shares)	$ 8.15

Maximum offering price per share (100/96.50 of $8.15)	$ 8.45
Class B: Net Asset Value and offering price per share ($6,049,740 ÷ 752,381 shares)A	$ 8.04

Class C: Net Asset Value and offering price per share ($14,961,185 ÷ 1,860,012 shares)A	$ 8.04

Small Cap Value: Net Asset Value, offering price and redemption price per share ($914,449,231 ÷ 110,835,453 shares)	$ 8.25

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,754,738 ÷ 817,698 shares)	$ 8.26

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2009 (Unaudited)
Investment Income
Dividends (including $332,027 earned from other affiliated issuers)		$ 12,220,295
Interest		685,100
Income from Fidelity Central Funds (including $1,228,744 from security lending)		1,388,706
Total income		14,294,101

Expenses
Management fee Basic fee	$ 4,070,191
Performance adjustment	284,045
Transfer agent fees	1,637,326
Distribution fees	256,557
Accounting and security lending fees	203,729
Custodian fees and expenses	19,321
Independent trustees' compensation	3,261
Registration fees	85,191
Audit	29,821
Legal	3,918
Miscellaneous	21,995
Total expenses before reductions	6,615,355
Expense reductions	(10,548)	6,604,807
Net investment income (loss)		7,689,294
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(137,956,834)
Other affiliated issuers	(7,964,745)
Foreign currency transactions	7,846
Total net realized gain (loss)		(145,913,733)
Change in net unrealized appreciation (depreciation) on: Investment securities	(262,611,366)
Assets and liabilities in foreign currencies	(3,873)
Total change in net unrealized appreciation (depreciation)		(262,615,239)
Net gain (loss)		(408,528,972)
Net increase (decrease) in net assets resulting from operations		$ (400,839,678)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,689,294	$ 2,118,900
Net realized gain (loss)	(145,913,733)	26,624,935
Change in net unrealized appreciation (depreciation)	(262,615,239)	(226,824,054)
Net increase (decrease) in net assets resulting from operations	(400,839,678)	(198,080,219)
Distributions to shareholders from net investment income	(8,301,279)	-
Distributions to shareholders from net realized gain	(12,095,172)	(53,456,977)
Total distributions	(20,396,451)	(53,456,977)
Share transactions - net increase (decrease)	163,923,338	105,675,336
Redemption fees	273,555	144,871
Total increase (decrease) in net assets	(257,039,236)	(145,716,989)

Net Assets
Beginning of period	1,258,791,047	1,404,508,036
End of period (including undistributed net investment income of $453,962 and undistributed net investment income of $1,269,467, respectively)	$ 1,001,751,811	$ 1,258,791,047

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.82	$ 14.34	$ 13.17	$ 12.80	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	(.01)	(.06)	(.03)	(.04)
Net realized and unrealized gain (loss)	(3.51)	(1.98)	1.90	.74	2.84
Total from investment operations	(3.45)	(1.99)	1.84	.71	2.80
Distributions from net investment income	(.06)	-	-	-	(.01)
Distributions from net realized gain	(.11)	(.53)	(.67)	(.35)	-
Total distributions	(.17)	(.53)	(.67)	(.35)	(.01)
Redemption fees added to paid in capital E	- J	- J	- J	.01	.01
Net asset value, end of period	$ 8.20	$ 11.82	$ 14.34	$ 13.17	$ 12.80
Total Return B, C, D	(29.54)%	(14.35)%	14.59%	5.72%	28.06%
Ratios to Average Net Assets F, I
Expenses before reductions	1.37% A	1.43%	1.45%	1.51%	1.46% A
Expenses net of fee waivers, if any	1.37% A	1.40%	1.40%	1.40%	1.44% A
Expenses net of all reductions	1.37% A	1.40%	1.40%	1.36%	1.38% A
Net investment income (loss)	1.13% A	(.05)%	(.44)%	(.24)%	(.46)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,482	$ 52,446	$ 61,357	$ 39,931	$ 9,390
Portfolio turnover rate G	79% A	149%	67%	93%	60% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period November 3, 2004 (commencement of operations) to July 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 14.28	$ 13.13	$ 12.78	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	(.04)	(.10)	(.07)	(.06)
Net realized and unrealized gain (loss)	(3.48)	(1.97)	1.90	.74	2.83
Total from investment operations	(3.44)	(2.01)	1.80	.67	2.77
Distributions from net investment income	(.04)	-	-	-	-
Distributions from net realized gain	(.11)	(.53)	(.65)	(.33)	-
Total distributions	(.15)	(.53)	(.65)	(.33)	-
Redemption fees added to paid in capital E	- J	- J	- J	.01	.01
Net asset value, end of period	$ 8.15	$ 11.74	$ 14.28	$ 13.13	$ 12.78
Total Return B, C, D	(29.62)%	(14.58)%	14.34%	5.47%	27.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.63% A	1.68%	1.66%	1.67%	1.72% A
Expenses net of fee waivers, if any	1.63% A	1.65%	1.65%	1.65%	1.68% A
Expenses net of all reductions	1.63% A	1.65%	1.65%	1.61%	1.62% A
Net investment income (loss)	.88% A	(.30)%	(.69)%	(.49)%	(.70)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,055	$ 32,091	$ 51,518	$ 45,460	$ 12,725
Portfolio turnover rate G	79% A	149%	67%	93%	60% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period November 3, 2004 (commencement of operations) to July 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.60	$ 14.19	$ 13.07	$ 12.73	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	(.10)	(.17)	(.13)	(.10)
Net realized and unrealized gain (loss)	(3.44)	(1.96)	1.90	.74	2.82
Total from investment operations	(3.42)	(2.06)	1.73	.61	2.72
Distributions from net investment income	(.03)	-	-	-	-
Distributions from net realized gain	(.11)	(.53)	(.61)	(.28)	-
Total distributions	(.14)	(.53)	(.61)	(.28)	-
Redemption fees added to paid in capital E	- J	- J	- J	.01	.01
Net asset value, end of period	$ 8.04	$ 11.60	$ 14.19	$ 13.07	$ 12.73
Total Return B, C, D	(29.83)%	(15.04)%	13.78%	4.97%	27.30%
Ratios to Average Net Assets F, I
Expenses before reductions	2.12% A	2.18%	2.20%	2.26%	2.24% A
Expenses net of fee waivers, if any	2.12% A	2.15%	2.15%	2.15%	2.19% A
Expenses net of all reductions	2.12% A	2.15%	2.15%	2.11%	2.13% A
Net investment income (loss)	.38% A	(.80)%	(1.19)%	(.99)%	(1.21)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,050	$ 7,886	$ 12,075	$ 10,214	$ 3,931
Portfolio turnover rate G	79% A	149%	67%	93%	60% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period November 3, 2004 (commencement of operations) to July 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.60	$ 14.19	$ 13.07	$ 12.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	(.10)	(.17)	(.13)	(.10)
Net realized and unrealized gain (loss)	(3.44)	(1.96)	1.90	.74	2.83
Total from investment operations	(3.42)	(2.06)	1.73	.61	2.73
Distributions from net investment income	(.03)	-	-	-	-
Distributions from net realized gain	(.11)	(.53)	(.61)	(.29)	-
Total distributions	(.14)	(.53)	(.61)	(.29)	-
Redemption fees added to paid in capital E	- J	- J	- J	.01	.01
Net asset value, end of period	$ 8.04	$ 11.60	$ 14.19	$ 13.07	$ 12.74
Total Return B, C, D	(29.85)%	(15.04)%	13.77%	4.92%	27.40%
Ratios to Average Net Assets F, I
Expenses before reductions	2.12% A	2.18%	2.20%	2.22%	2.17% A
Expenses net of fee waivers, if any	2.12% A	2.15%	2.15%	2.15%	2.17% A
Expenses net of all reductions	2.12% A	2.15%	2.15%	2.11%	2.11% A
Net investment income (loss)	.39% A	(.80)%	(1.19)%	(.99)%	(1.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,961	$ 20,924	$ 34,155	$ 26,791	$ 11,732
Portfolio turnover rate G	79% A	149%	67%	93%	60% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period November 3, 2004 (commencement of operations) to July 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Value

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.91	$ 14.43	$ 13.22	$ 12.83	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.03	(.02)	.01	(.01)
Net realized and unrealized gain (loss)	(3.54)	(1.99)	1.91	.74	2.84
Total from investment operations	(3.47)	(1.96)	1.89	.75	2.83
Distributions from net investment income	(.08)	-	-	(.01)	(.01)
Distributions from net realized gain	(.11)	(.56)	(.68)	(.36)	-
Total distributions	(.19)	(.56)	(.68)	(.37)	(.01)
Redemption fees added to paid in capital D	- I	- I	- I	.01	.01
Net asset value, end of period	$ 8.25	$ 11.91	$ 14.43	$ 13.22	$ 12.83
Total Return B, C	(29.52)%	(14.10)%	14.96%	6.07%	28.36%
Ratios to Average Net Assets E, H
Expenses before reductions	1.11% A	1.14%	1.11%	1.09%	1.05% A
Expenses net of fee waivers, if any	1.11% A	1.14%	1.11%	1.09%	1.05% A
Expenses net of all reductions	1.11% A	1.13%	1.11%	1.06%	.99% A
Net investment income (loss)	1.39% A	.22%	(.15)%	.06%	(.08)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 914,449	$ 1,136,860	$ 1,233,808	$ 957,720	$ 582,689
Portfolio turnover rate F	79% A	149%	67%	93%	60% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period November 3, 2004 (commencement of operations) to July 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.91	$ 14.43	$ 13.22	$ 12.83	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.03	(.02)	.01	(.01)
Net realized and unrealized gain (loss)	(3.54)	(1.99)	1.91	.74	2.84
Total from investment operations	(3.47)	(1.96)	1.89	.75	2.83
Distributions from net investment income	(.07)	-	-	(.01)	(.01)
Distributions from net realized gain	(.11)	(.56)	(.68)	(.36)	-
Total distributions	(.18)	(.56)	(.68)	(.37)	(.01)
Redemption fees added to paid in capital D	- I	- I	- I	.01	.01
Net asset value, end of period	$ 8.26	$ 11.91	$ 14.43	$ 13.22	$ 12.83
Total Return B, C	(29.48)%	(14.10)%	14.99%	6.08%	28.36%
Ratios to Average Net Assets E, H
Expenses before reductions	1.11% A	1.13%	1.10%	1.08%	1.07% A
Expenses net of fee waivers, if any	1.11% A	1.13%	1.10%	1.08%	1.07% A
Expenses net of all reductions	1.11% A	1.13%	1.10%	1.05%	1.01% A
Net investment income (loss)	1.40% A	.22%	(.13)%	.08%	(.10)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,755	$ 8,584	$ 11,594	$ 9,422	$ 3,761
Portfolio turnover rate F	79% A	149%	67%	93%	60% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period November 3, 2004 (commencement of operations) to July 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2009 (Unaudited)

1. Organization.

Fidelity Small Cap Value Fund (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Small Cap Value and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 33,516,483
Unrealized depreciation	(399,400,956)
Net unrealized appreciation (depreciation)	$ (365,884,473)
Cost for federal income tax purposes	$ 1,454,119,288

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $621,955,657 and $454,438,409, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Small Cap Value, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .76% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 56,544	$ 2,839
Class T	.25%	.25%	74,124	-
Class B	.75%	.25%	35,752	26,814
Class C	.75%	.25%	90,137	13,761
			$ 256,557	$ 43,414

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11,616
Class T	1,797
Class B*	10,156
Class C*	1,952
$ 25,521

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 66,705.29
Class T	44,419.30
Class B	10,628.30
Class C	26,545.29
Small Cap Value	1,478,269.29
Institutional Class	10,760.29
	$ 1,637,326

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $29,455 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,399 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,146 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,290. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Small Cap Value	$ 8,000
Institutional Class	112
$ 8,112

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Freedom 2020 Fund was the owner of record of approximately 11% of the total outstanding shares of the Fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 45% of the total outstanding shares of the Fund.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2009	Year ended July 31, 2008
From net investment income
Class A	$ 252,163	$ -
Class T	111,704	-
Class B	20,183	-
Class C	45,207	-
Small Cap Value	7,822,386	-
Institutional Class	49,636	-
Total	$ 8,301,279	$ -
From net realized gain
Class A	$ 496,926	$ 2,334,219
Class T	350,121	1,800,459
Class B	77,045	442,697
Class C	207,577	1,258,270
Small Cap Value	10,883,170	47,176,109
Institutional Class	80,333	445,223
Total	$ 12,095,172	$ 53,456,977

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008	Six months ended January 31, 2009	Year ended July 31, 2008
Class A
Shares sold	903,214	1,801,333	$ 9,194,039	$ 23,728,165
Reinvestment of distributions	64,970	158,451	694,478	2,181,126
Shares redeemed	(831,885)	(1,800,932)	(8,113,721)	(23,386,603)
Net increase (decrease)	136,299	158,852	$ 1,774,796	$ 2,522,688
Class T
Shares sold	992,143	618,951	$ 11,245,724	$ 8,024,654
Reinvestment of distributions	40,640	127,052	449,360	1,740,319
Shares redeemed	(1,058,182)	(1,620,468)	(9,405,508)	(21,259,209)
Net increase (decrease)	(25,399)	(874,465)	$ 2,289,576	$ (11,494,236)
Class B
Shares sold	202,741	128,063	$ 2,143,065	$ 1,643,352
Reinvestment of distributions	7,760	29,083	85,947	395,378
Shares redeemed	(137,811)	(328,632)	(1,366,770)	(4,160,797)
Net increase (decrease)	72,690	(171,486)	$ 862,242	$ (2,122,067)
Class C
Shares sold	433,283	565,275	$ 4,341,014	$ 7,245,287
Reinvestment of distributions	19,410	82,093	217,621	1,115,865
Shares redeemed	(395,862)	(1,251,391)	(3,801,973)	(15,942,770)
Net increase (decrease)	56,831	(604,023)	$ 756,662	$ (7,581,618)
Small Cap Value
Shares sold	23,366,344	33,217,718	$ 233,643,406	$ 432,952,106
Reinvestment of distributions	1,741,583	3,344,768	18,397,974	46,241,130
Shares redeemed	(9,761,827)	(26,584,070)	(94,832,731)	(353,880,106)
Net increase (decrease)	15,346,100	9,978,416	$ 157,208,649	$ 125,313,130
Institutional Class
Shares sold	245,943	353,080	$ 2,506,550	$ 4,711,093
Reinvestment of distributions	8,812	21,635	93,632	299,115
Shares redeemed	(157,658)	(457,781)	(1,568,769)	(5,972,769)
Net increase (decrease)	97,097	(83,066)	$ 1,031,413	$ (962,561)

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SCV-USAN-0309
1.803708.104

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Small Cap Value
Fund - Class A, Class T,
Class B and Class C

Semiannual Report

January 31, 2009

Class A, Class T, Class B
and Class C are classes of
Fidelity® Small Cap Value Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Class A	1.37%
Actual		$ 1,000.00	$ 704.60	$ 5.89
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.97
Class T	1.63%
Actual		$ 1,000.00	$ 703.80	$ 7.00
HypotheticalA		$ 1,000.00	$ 1,016.99	$ 8.29
Class B	2.12%
Actual		$ 1,000.00	$ 701.70	$ 9.09
HypotheticalA		$ 1,000.00	$ 1,014.52	$ 10.76
Class C	2.12%
Actual		$ 1,000.00	$ 701.50	$ 9.09
HypotheticalA		$ 1,000.00	$ 1,014.52	$ 10.76
Small Cap Value	1.11%
Actual		$ 1,000.00	$ 704.80	$ 4.77
HypotheticalA		$ 1,000.00	$ 1,019.61	$ 5.65
Institutional Class	1.11%
Actual		$ 1,000.00	$ 705.20	$ 4.77
HypotheticalA		$ 1,000.00	$ 1,019.61	$ 5.65

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Aspen Insurance Holdings Ltd.	2.9	2.6
Carpenter Technology Corp.	2.9	0.0
W.R. Berkley Corp.	2.7	0.0
United Stationers, Inc.	2.7	2.4
Reinsurance Group of America, Inc.	2.5	0.0
HNI Corp.	2.5	2.8
Washington Federal, Inc.	2.4	1.3
Affiliated Managers Group, Inc.	2.4	0.0
IPC Holdings Ltd.	2.3	2.3
MEDNAX, Inc.	2.2	2.4
	25.5
Top Five Market Sectors as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	37.5	32.7
Information Technology	13.5	11.8
Consumer Discretionary	12.7	14.0
Industrials	10.6	12.0
Health Care	6.9	5.3
Asset Allocation (% of fund's net assets)
As of January 31, 2009 *		As of July 31, 2008 **
	Stocks 94.4%		Stocks 98.0%
	Convertible Securities 4.7%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.9%		Short-Term Investments and Net Other Assets 2.0%
* Foreign investments	12.1%	** Foreign investments	10.9%

Semiannual Report

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.8%
	Shares	Value
CONSUMER DISCRETIONARY - 10.6%
Diversified Consumer Services - 0.9%
Regis Corp.	837,340	$ 9,420,075
Household Durables - 3.8%
Centex Corp. (d)	658,940	5,607,579
Ethan Allen Interiors, Inc.	279,513	3,183,653
M.D.C. Holdings, Inc.	225,000	6,894,000
Meritage Homes Corp. (a)(d)	1,412,593	15,566,775
Ryland Group, Inc. (d)	427,900	6,675,240
		37,927,247
Specialty Retail - 5.0%
Asbury Automotive Group, Inc.	1,145,215	4,099,870
Penske Auto Group, Inc. (d)	2,337,760	17,346,179
The Men's Wearhouse, Inc. (d)	1,069,641	12,461,318
Tsutsumi Jewelry Co. Ltd.	760,200	16,718,019
		50,625,386
Textiles, Apparel & Luxury Goods - 0.9%
Iconix Brand Group, Inc. (a)	1,050,087	8,684,219
TOTAL CONSUMER DISCRETIONARY		106,656,927
CONSUMER STAPLES - 2.5%
Food & Staples Retailing - 2.5%
Casey's General Stores, Inc.	750,000	15,937,500
Ingles Markets, Inc. Class A	625,487	8,919,445
		24,856,945
ENERGY - 4.0%
Energy Equipment & Services - 1.2%
Superior Energy Services, Inc. (a)	776,700	12,100,986
Oil, Gas & Consumable Fuels - 2.8%
Encore Acquisition Co. (a)(d)	603,609	16,406,093
Mariner Energy, Inc. (a)	1,166,700	11,550,330
		27,956,423
TOTAL ENERGY		40,057,409
FINANCIALS - 33.7%
Capital Markets - 7.5%
Affiliated Managers Group, Inc. (a)	600,000	24,114,000
Cohen & Steers, Inc. (d)	1,100,000	11,880,000
optionsXpress Holdings, Inc.	974,510	10,612,414
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Sparx Group Co. Ltd. (d)	22,235	$ 2,524,118
TradeStation Group, Inc. (a)	2,092,291	11,528,523
Waddell & Reed Financial, Inc. Class A	1,050,000	14,826,000
		75,485,055
Commercial Banks - 4.0%
Associated Banc-Corp. (d)	1,189,583	18,616,974
Boston Private Financial Holdings, Inc. (d)	1,465,680	6,903,353
City National Corp. (d)	414,900	14,359,689
		39,880,016
Insurance - 12.4%
Aspen Insurance Holdings Ltd.	1,300,200	28,734,418
IPC Holdings Ltd.	898,740	23,061,668
Max Capital Group Ltd.	1,169,111	19,886,578
Reinsurance Group of America, Inc.	703,801	25,076,430
W.R. Berkley Corp.	1,025,000	27,142,000
		123,901,094
Real Estate Investment Trusts - 5.0%
CapitalSource, Inc. (d)	3,947,200	14,367,808
Chimera Investment Corp.	4,748,323	15,669,466
Highwoods Properties, Inc. (SBI)	491,230	11,082,149
National Retail Properties, Inc.	600,000	8,658,000
		49,777,423
Real Estate Management & Development - 1.8%
Jones Lang LaSalle, Inc.	776,000	18,321,360
Thrifts & Mortgage Finance - 3.0%
Astoria Financial Corp.	600,762	5,454,919
Washington Federal, Inc. (d)	1,981,840	24,336,995
		29,791,914
TOTAL FINANCIALS		337,156,862
HEALTH CARE - 6.9%
Health Care Equipment & Supplies - 1.4%
Abaxis, Inc. (a)(d)	894,400	14,149,408
Health Care Providers & Services - 4.1%
MEDNAX, Inc. (a)	666,500	22,374,405
VCA Antech, Inc. (a)	1,000,000	18,820,000
		41,194,405
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 1.4%
Perrigo Co.	486,200	$ 14,269,970
TOTAL HEALTH CARE		69,613,783
INDUSTRIALS - 10.2%
Building Products - 1.7%
NCI Building Systems, Inc. (a)(d)	649,320	7,525,619
Simpson Manufacturing Co. Ltd. (d)	475,000	9,533,250
		17,058,869
Commercial Services & Supplies - 5.4%
ACCO Brands Corp. (a)	1,250,923	2,401,772
HNI Corp. (d)	1,895,771	25,043,135
United Stationers, Inc. (a)	950,000	26,609,500
		54,054,407
Construction & Engineering - 1.8%
URS Corp. (a)	532,376	18,127,403
Machinery - 1.3%
Graco, Inc.	600,000	12,762,000
TOTAL INDUSTRIALS		102,002,679
INFORMATION TECHNOLOGY - 13.5%
Communications Equipment - 2.1%
Polycom, Inc. (a)	400,000	5,620,000
ViaSat, Inc. (a)	679,472	15,057,100
		20,677,100
Electronic Equipment & Components - 4.5%
Ingram Micro, Inc. Class A (a)	1,603,100	19,670,037
Macnica, Inc.	677,400	9,048,067
Ryoyo Electro Corp.	1,272,700	10,320,786
SYNNEX Corp. (a)	389,898	5,984,934
		45,023,824
Internet Software & Services - 4.0%
DealerTrack Holdings, Inc. (a)	1,949,434	22,204,053
j2 Global Communications, Inc. (a)	563,149	11,026,457
LoopNet, Inc. (a)	1,094,182	7,112,183
		40,342,693
IT Services - 0.6%
Telvent GIT SA	441,358	6,408,518
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.7%
FormFactor, Inc. (a)	764,157	$ 11,890,283
Miraial Co. Ltd. (d)(e)	554,400	5,337,284
		17,227,567
Software - 0.6%
MICROS Systems, Inc. (a)	400,000	5,760,000
TOTAL INFORMATION TECHNOLOGY		135,439,702
MATERIALS - 4.6%
Chemicals - 1.7%
Spartech Corp. (e)	1,583,102	5,018,433
Valspar Corp.	710,000	12,318,500
		17,336,933
Metals & Mining - 2.9%
Carpenter Technology Corp.	1,725,000	28,462,500
TOTAL MATERIALS		45,799,433
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
Cogent Communications Group, Inc. (a)(d)(e)	2,750,000	18,287,500
UTILITIES - 5.0%
Electric Utilities - 3.1%
Allete, Inc. (d)	277,250	8,622,475
Westar Energy, Inc.	1,100,000	22,088,000
		30,710,475
Gas Utilities - 1.9%
Southwest Gas Corp.	760,989	19,603,077
TOTAL UTILITIES		50,313,552
TOTAL COMMON STOCKS (Cost $1,278,818,193)		930,184,792
Nonconvertible Preferred Stocks - 1.6%

CONSUMER DISCRETIONARY - 0.5%
Household Durables - 0.5%
M/I Homes, Inc. Series A, 9.75%	708,100	4,963,781
Nonconvertible Preferred Stocks - continued
	Shares	Value
FINANCIALS - 1.1%
Real Estate Investment Trusts - 0.7%
Developers Diversified Realty Corp.:
(depositary shares) Series H, 7.375%	565,000	$ 3,700,750
Series I, 7.50%	430,155	2,903,546
		6,604,296
Thrifts & Mortgage Finance - 0.4%
Fannie Mae Series S, 8.25%	3,702,100	4,072,310
TOTAL FINANCIALS		10,676,606
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $28,794,938)		15,640,387
Convertible Bonds - 4.7%
	Principal Amount
CONSUMER DISCRETIONARY - 1.6%
Specialty Retail - 1.6%
United Auto Group, Inc. 3.5% 4/1/26	$ 24,000,000	15,418,320
FINANCIALS - 2.7%
Real Estate Investment Trusts - 2.7%
SL Green Realty Corp. 3% 3/30/27 (f)	45,000,000	27,296,932
INDUSTRIALS - 0.4%
Building Products - 0.4%
NCI Building Systems, Inc. 2.125% 11/15/24	5,000,000	3,976,000
TOTAL CONVERTIBLE BONDS (Cost $40,324,451)		46,691,252
Money Market Funds - 9.5%
	Shares	Value
Fidelity Cash Central Fund, 0.78% (b)	13,832,798	$ 13,832,798
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	81,885,586	81,885,586
TOTAL MONEY MARKET FUNDS (Cost $95,718,384)		95,718,384
TOTAL INVESTMENT PORTFOLIO - 108.6% (Cost $1,443,655,966)		1,088,234,815
NET OTHER ASSETS - (8.6)%		(86,483,004)
NET ASSETS - 100%		$ 1,001,751,811
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,296,932 or 2.7% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 159,962
Fidelity Securities Lending Cash Central Fund	1,228,744
Total	$ 1,388,706
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cogent Communications Group, Inc.	$ -	$ 18,402,564	$ -	$ -	$ 18,287,500
Miraial Co. Ltd.	-	7,176,911	-	173,717	5,337,284
Spartech Corp.	11,202,911	4,588,500	-	158,310	5,018,433
The Pantry, Inc.	18,783,837	-	21,698,273	-	-
Zoran Corp.	13,344,836	9,473,071	17,237,167	-	-
Total	$ 43,331,584	$ 39,641,046	$ 38,935,440	$ 332,027	$ 28,643,217
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,088,234,815	$ 997,595,289	$ 90,639,526	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.9%
Bermuda	7.2%
Japan	4.3%
Others (individually less than 1%)	0.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $77,882,041) - See accompanying schedule: Unaffiliated issuers (cost $1,306,262,991)	$ 963,873,214
Fidelity Central Funds (cost $95,718,384)	95,718,384
Other affiliated issuers (cost $41,674,591)	28,643,217
Total Investments (cost $1,443,655,966)		$ 1,088,234,815
Receivable for investments sold		2,356,054
Receivable for fund shares sold		1,730,415
Dividends receivable		1,136,914
Interest receivable		750,149
Distributions receivable from Fidelity Central Funds		59,602
Prepaid expenses		11,664
Other receivables		2,016
Total assets		1,094,281,629

Liabilities
Payable for investments purchased	$ 8,744,357
Payable for fund shares redeemed	814,939
Accrued management fee	731,383
Distribution fees payable	36,641
Other affiliated payables	282,652
Other payables and accrued expenses	34,260
Collateral on securities loaned, at value	81,885,586
Total liabilities		92,529,818

Net Assets		$ 1,001,751,811
Net Assets consist of:
Paid in capital		$ 1,506,055,851
Undistributed net investment income		453,962
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(149,332,992)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(355,425,010)
Net Assets		$ 1,001,751,811

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($37,482,352 ÷ 4,573,671 shares)	$ 8.20

Maximum offering price per share (100/94.25 of $8.20)	$ 8.70
Class T: Net Asset Value and redemption price per share ($22,054,565 ÷ 2,707,357 shares)	$ 8.15

Maximum offering price per share (100/96.50 of $8.15)	$ 8.45
Class B: Net Asset Value and offering price per share ($6,049,740 ÷ 752,381 shares)A	$ 8.04

Class C: Net Asset Value and offering price per share ($14,961,185 ÷ 1,860,012 shares)A	$ 8.04

Small Cap Value: Net Asset Value, offering price and redemption price per share ($914,449,231 ÷ 110,835,453 shares)	$ 8.25

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,754,738 ÷ 817,698 shares)	$ 8.26

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2009 (Unaudited)
Investment Income
Dividends (including $332,027 earned from other affiliated issuers)		$ 12,220,295
Interest		685,100
Income from Fidelity Central Funds (including $1,228,744 from security lending)		1,388,706
Total income		14,294,101

Expenses
Management fee Basic fee	$ 4,070,191
Performance adjustment	284,045
Transfer agent fees	1,637,326
Distribution fees	256,557
Accounting and security lending fees	203,729
Custodian fees and expenses	19,321
Independent trustees' compensation	3,261
Registration fees	85,191
Audit	29,821
Legal	3,918
Miscellaneous	21,995
Total expenses before reductions	6,615,355
Expense reductions	(10,548)	6,604,807
Net investment income (loss)		7,689,294
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(137,956,834)
Other affiliated issuers	(7,964,745)
Foreign currency transactions	7,846
Total net realized gain (loss)		(145,913,733)
Change in net unrealized appreciation (depreciation) on: Investment securities	(262,611,366)
Assets and liabilities in foreign currencies	(3,873)
Total change in net unrealized appreciation (depreciation)		(262,615,239)
Net gain (loss)		(408,528,972)
Net increase (decrease) in net assets resulting from operations		$ (400,839,678)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,689,294	$ 2,118,900
Net realized gain (loss)	(145,913,733)	26,624,935
Change in net unrealized appreciation (depreciation)	(262,615,239)	(226,824,054)
Net increase (decrease) in net assets resulting from operations	(400,839,678)	(198,080,219)
Distributions to shareholders from net investment income	(8,301,279)	-
Distributions to shareholders from net realized gain	(12,095,172)	(53,456,977)
Total distributions	(20,396,451)	(53,456,977)
Share transactions - net increase (decrease)	163,923,338	105,675,336
Redemption fees	273,555	144,871
Total increase (decrease) in net assets	(257,039,236)	(145,716,989)

Net Assets
Beginning of period	1,258,791,047	1,404,508,036
End of period (including undistributed net investment income of $453,962 and undistributed net investment income of $1,269,467, respectively)	$ 1,001,751,811	$ 1,258,791,047

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.82	$ 14.34	$ 13.17	$ 12.80	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	(.01)	(.06)	(.03)	(.04)
Net realized and unrealized gain (loss)	(3.51)	(1.98)	1.90	.74	2.84
Total from investment operations	(3.45)	(1.99)	1.84	.71	2.80
Distributions from net investment income	(.06)	-	-	-	(.01)
Distributions from net realized gain	(.11)	(.53)	(.67)	(.35)	-
Total distributions	(.17)	(.53)	(.67)	(.35)	(.01)
Redemption fees added to paid in capital E	- J	- J	- J	.01	.01
Net asset value, end of period	$ 8.20	$ 11.82	$ 14.34	$ 13.17	$ 12.80
Total Return B, C, D	(29.54)%	(14.35)%	14.59%	5.72%	28.06%
Ratios to Average Net Assets F, I
Expenses before reductions	1.37% A	1.43%	1.45%	1.51%	1.46% A
Expenses net of fee waivers, if any	1.37% A	1.40%	1.40%	1.40%	1.44% A
Expenses net of all reductions	1.37% A	1.40%	1.40%	1.36%	1.38% A
Net investment income (loss)	1.13% A	(.05)%	(.44)%	(.24)%	(.46)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,482	$ 52,446	$ 61,357	$ 39,931	$ 9,390
Portfolio turnover rate G	79% A	149%	67%	93%	60% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period November 3, 2004 (commencement of operations) to July 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 14.28	$ 13.13	$ 12.78	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	(.04)	(.10)	(.07)	(.06)
Net realized and unrealized gain (loss)	(3.48)	(1.97)	1.90	.74	2.83
Total from investment operations	(3.44)	(2.01)	1.80	.67	2.77
Distributions from net investment income	(.04)	-	-	-	-
Distributions from net realized gain	(.11)	(.53)	(.65)	(.33)	-
Total distributions	(.15)	(.53)	(.65)	(.33)	-
Redemption fees added to paid in capital E	- J	- J	- J	.01	.01
Net asset value, end of period	$ 8.15	$ 11.74	$ 14.28	$ 13.13	$ 12.78
Total Return B, C, D	(29.62)%	(14.58)%	14.34%	5.47%	27.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.63% A	1.68%	1.66%	1.67%	1.72% A
Expenses net of fee waivers, if any	1.63% A	1.65%	1.65%	1.65%	1.68% A
Expenses net of all reductions	1.63% A	1.65%	1.65%	1.61%	1.62% A
Net investment income (loss)	.88% A	(.30)%	(.69)%	(.49)%	(.70)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,055	$ 32,091	$ 51,518	$ 45,460	$ 12,725
Portfolio turnover rate G	79% A	149%	67%	93%	60% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period November 3, 2004 (commencement of operations) to July 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.60	$ 14.19	$ 13.07	$ 12.73	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	(.10)	(.17)	(.13)	(.10)
Net realized and unrealized gain (loss)	(3.44)	(1.96)	1.90	.74	2.82
Total from investment operations	(3.42)	(2.06)	1.73	.61	2.72
Distributions from net investment income	(.03)	-	-	-	-
Distributions from net realized gain	(.11)	(.53)	(.61)	(.28)	-
Total distributions	(.14)	(.53)	(.61)	(.28)	-
Redemption fees added to paid in capital E	- J	- J	- J	.01	.01
Net asset value, end of period	$ 8.04	$ 11.60	$ 14.19	$ 13.07	$ 12.73
Total Return B, C, D	(29.83)%	(15.04)%	13.78%	4.97%	27.30%
Ratios to Average Net Assets F, I
Expenses before reductions	2.12% A	2.18%	2.20%	2.26%	2.24% A
Expenses net of fee waivers, if any	2.12% A	2.15%	2.15%	2.15%	2.19% A
Expenses net of all reductions	2.12% A	2.15%	2.15%	2.11%	2.13% A
Net investment income (loss)	.38% A	(.80)%	(1.19)%	(.99)%	(1.21)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,050	$ 7,886	$ 12,075	$ 10,214	$ 3,931
Portfolio turnover rate G	79% A	149%	67%	93%	60% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period November 3, 2004 (commencement of operations) to July 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.60	$ 14.19	$ 13.07	$ 12.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	(.10)	(.17)	(.13)	(.10)
Net realized and unrealized gain (loss)	(3.44)	(1.96)	1.90	.74	2.83
Total from investment operations	(3.42)	(2.06)	1.73	.61	2.73
Distributions from net investment income	(.03)	-	-	-	-
Distributions from net realized gain	(.11)	(.53)	(.61)	(.29)	-
Total distributions	(.14)	(.53)	(.61)	(.29)	-
Redemption fees added to paid in capital E	- J	- J	- J	.01	.01
Net asset value, end of period	$ 8.04	$ 11.60	$ 14.19	$ 13.07	$ 12.74
Total Return B, C, D	(29.85)%	(15.04)%	13.77%	4.92%	27.40%
Ratios to Average Net Assets F, I
Expenses before reductions	2.12% A	2.18%	2.20%	2.22%	2.17% A
Expenses net of fee waivers, if any	2.12% A	2.15%	2.15%	2.15%	2.17% A
Expenses net of all reductions	2.12% A	2.15%	2.15%	2.11%	2.11% A
Net investment income (loss)	.39% A	(.80)%	(1.19)%	(.99)%	(1.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,961	$ 20,924	$ 34,155	$ 26,791	$ 11,732
Portfolio turnover rate G	79% A	149%	67%	93%	60% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period November 3, 2004 (commencement of operations) to July 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Value

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.91	$ 14.43	$ 13.22	$ 12.83	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.03	(.02)	.01	(.01)
Net realized and unrealized gain (loss)	(3.54)	(1.99)	1.91	.74	2.84
Total from investment operations	(3.47)	(1.96)	1.89	.75	2.83
Distributions from net investment income	(.08)	-	-	(.01)	(.01)
Distributions from net realized gain	(.11)	(.56)	(.68)	(.36)	-
Total distributions	(.19)	(.56)	(.68)	(.37)	(.01)
Redemption fees added to paid in capital D	- I	- I	- I	.01	.01
Net asset value, end of period	$ 8.25	$ 11.91	$ 14.43	$ 13.22	$ 12.83
Total Return B, C	(29.52)%	(14.10)%	14.96%	6.07%	28.36%
Ratios to Average Net Assets E, H
Expenses before reductions	1.11% A	1.14%	1.11%	1.09%	1.05% A
Expenses net of fee waivers, if any	1.11% A	1.14%	1.11%	1.09%	1.05% A
Expenses net of all reductions	1.11% A	1.13%	1.11%	1.06%	.99% A
Net investment income (loss)	1.39% A	.22%	(.15)%	.06%	(.08)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 914,449	$ 1,136,860	$ 1,233,808	$ 957,720	$ 582,689
Portfolio turnover rate F	79% A	149%	67%	93%	60% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period November 3, 2004 (commencement of operations) to July 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.91	$ 14.43	$ 13.22	$ 12.83	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.03	(.02)	.01	(.01)
Net realized and unrealized gain (loss)	(3.54)	(1.99)	1.91	.74	2.84
Total from investment operations	(3.47)	(1.96)	1.89	.75	2.83
Distributions from net investment income	(.07)	-	-	(.01)	(.01)
Distributions from net realized gain	(.11)	(.56)	(.68)	(.36)	-
Total distributions	(.18)	(.56)	(.68)	(.37)	(.01)
Redemption fees added to paid in capital D	- I	- I	- I	.01	.01
Net asset value, end of period	$ 8.26	$ 11.91	$ 14.43	$ 13.22	$ 12.83
Total Return B, C	(29.48)%	(14.10)%	14.99%	6.08%	28.36%
Ratios to Average Net Assets E, H
Expenses before reductions	1.11% A	1.13%	1.10%	1.08%	1.07% A
Expenses net of fee waivers, if any	1.11% A	1.13%	1.10%	1.08%	1.07% A
Expenses net of all reductions	1.11% A	1.13%	1.10%	1.05%	1.01% A
Net investment income (loss)	1.40% A	.22%	(.13)%	.08%	(.10)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,755	$ 8,584	$ 11,594	$ 9,422	$ 3,761
Portfolio turnover rate F	79% A	149%	67%	93%	60% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period November 3, 2004 (commencement of operations) to July 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2009 (Unaudited)

1. Organization.

Fidelity Small Cap Value Fund (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Small Cap Value and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 33,516,483
Unrealized depreciation	(399,400,956)
Net unrealized appreciation (depreciation)	$ (365,884,473)
Cost for federal income tax purposes	$ 1,454,119,288

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $621,955,657 and $454,438,409, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Small Cap Value, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .76% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 56,544	$ 2,839
Class T	.25%	.25%	74,124	-
Class B	.75%	.25%	35,752	26,814
Class C	.75%	.25%	90,137	13,761
			$ 256,557	$ 43,414

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11,616
Class T	1,797
Class B*	10,156
Class C*	1,952
$ 25,521

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 66,705.29
Class T	44,419.30
Class B	10,628.30
Class C	26,545.29
Small Cap Value	1,478,269.29
Institutional Class	10,760.29
	$ 1,637,326

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $29,455 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,399 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,146 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,290. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Small Cap Value	$ 8,000
Institutional Class	112
$ 8,112

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Freedom 2020 Fund was the owner of record of approximately 11% of the total outstanding shares of the Fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 45% of the total outstanding shares of the Fund.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2009	Year ended July 31, 2008
From net investment income
Class A	$ 252,163	$ -
Class T	111,704	-
Class B	20,183	-
Class C	45,207	-
Small Cap Value	7,822,386	-
Institutional Class	49,636	-
Total	$ 8,301,279	$ -
From net realized gain
Class A	$ 496,926	$ 2,334,219
Class T	350,121	1,800,459
Class B	77,045	442,697
Class C	207,577	1,258,270
Small Cap Value	10,883,170	47,176,109
Institutional Class	80,333	445,223
Total	$ 12,095,172	$ 53,456,977

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008	Six months ended January 31, 2009	Year ended July 31, 2008
Class A
Shares sold	903,214	1,801,333	$ 9,194,039	$ 23,728,165
Reinvestment of distributions	64,970	158,451	694,478	2,181,126
Shares redeemed	(831,885)	(1,800,932)	(8,113,721)	(23,386,603)
Net increase (decrease)	136,299	158,852	$ 1,774,796	$ 2,522,688
Class T
Shares sold	992,143	618,951	$ 11,245,724	$ 8,024,654
Reinvestment of distributions	40,640	127,052	449,360	1,740,319
Shares redeemed	(1,058,182)	(1,620,468)	(9,405,508)	(21,259,209)
Net increase (decrease)	(25,399)	(874,465)	$ 2,289,576	$ (11,494,236)
Class B
Shares sold	202,741	128,063	$ 2,143,065	$ 1,643,352
Reinvestment of distributions	7,760	29,083	85,947	395,378
Shares redeemed	(137,811)	(328,632)	(1,366,770)	(4,160,797)
Net increase (decrease)	72,690	(171,486)	$ 862,242	$ (2,122,067)
Class C
Shares sold	433,283	565,275	$ 4,341,014	$ 7,245,287
Reinvestment of distributions	19,410	82,093	217,621	1,115,865
Shares redeemed	(395,862)	(1,251,391)	(3,801,973)	(15,942,770)
Net increase (decrease)	56,831	(604,023)	$ 756,662	$ (7,581,618)
Small Cap Value
Shares sold	23,366,344	33,217,718	$ 233,643,406	$ 432,952,106
Reinvestment of distributions	1,741,583	3,344,768	18,397,974	46,241,130
Shares redeemed	(9,761,827)	(26,584,070)	(94,832,731)	(353,880,106)
Net increase (decrease)	15,346,100	9,978,416	$ 157,208,649	$ 125,313,130
Institutional Class
Shares sold	245,943	353,080	$ 2,506,550	$ 4,711,093
Reinvestment of distributions	8,812	21,635	93,632	299,115
Shares redeemed	(157,658)	(457,781)	(1,568,769)	(5,972,769)
Net increase (decrease)	97,097	(83,066)	$ 1,031,413	$ (962,561)

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASCV-USAN-0309
1.803737.105

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Small Cap Value
Fund - Institutional Class

Semiannual Report

January 31, 2009

Institutional Class
is a class of Fidelity®
Small Cap Value Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Class A	1.37%
Actual		$ 1,000.00	$ 704.60	$ 5.89
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.97
Class T	1.63%
Actual		$ 1,000.00	$ 703.80	$ 7.00
HypotheticalA		$ 1,000.00	$ 1,016.99	$ 8.29
Class B	2.12%
Actual		$ 1,000.00	$ 701.70	$ 9.09
HypotheticalA		$ 1,000.00	$ 1,014.52	$ 10.76
Class C	2.12%
Actual		$ 1,000.00	$ 701.50	$ 9.09
HypotheticalA		$ 1,000.00	$ 1,014.52	$ 10.76
Small Cap Value	1.11%
Actual		$ 1,000.00	$ 704.80	$ 4.77
HypotheticalA		$ 1,000.00	$ 1,019.61	$ 5.65
Institutional Class	1.11%
Actual		$ 1,000.00	$ 705.20	$ 4.77
HypotheticalA		$ 1,000.00	$ 1,019.61	$ 5.65

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Aspen Insurance Holdings Ltd.	2.9	2.6
Carpenter Technology Corp.	2.9	0.0
W.R. Berkley Corp.	2.7	0.0
United Stationers, Inc.	2.7	2.4
Reinsurance Group of America, Inc.	2.5	0.0
HNI Corp.	2.5	2.8
Washington Federal, Inc.	2.4	1.3
Affiliated Managers Group, Inc.	2.4	0.0
IPC Holdings Ltd.	2.3	2.3
MEDNAX, Inc.	2.2	2.4
	25.5
Top Five Market Sectors as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	37.5	32.7
Information Technology	13.5	11.8
Consumer Discretionary	12.7	14.0
Industrials	10.6	12.0
Health Care	6.9	5.3
Asset Allocation (% of fund's net assets)
As of January 31, 2009 *		As of July 31, 2008 **
	Stocks 94.4%		Stocks 98.0%
	Convertible Securities 4.7%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.9%		Short-Term Investments and Net Other Assets 2.0%
* Foreign investments	12.1%	** Foreign investments	10.9%

Semiannual Report

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.8%
	Shares	Value
CONSUMER DISCRETIONARY - 10.6%
Diversified Consumer Services - 0.9%
Regis Corp.	837,340	$ 9,420,075
Household Durables - 3.8%
Centex Corp. (d)	658,940	5,607,579
Ethan Allen Interiors, Inc.	279,513	3,183,653
M.D.C. Holdings, Inc.	225,000	6,894,000
Meritage Homes Corp. (a)(d)	1,412,593	15,566,775
Ryland Group, Inc. (d)	427,900	6,675,240
		37,927,247
Specialty Retail - 5.0%
Asbury Automotive Group, Inc.	1,145,215	4,099,870
Penske Auto Group, Inc. (d)	2,337,760	17,346,179
The Men's Wearhouse, Inc. (d)	1,069,641	12,461,318
Tsutsumi Jewelry Co. Ltd.	760,200	16,718,019
		50,625,386
Textiles, Apparel & Luxury Goods - 0.9%
Iconix Brand Group, Inc. (a)	1,050,087	8,684,219
TOTAL CONSUMER DISCRETIONARY		106,656,927
CONSUMER STAPLES - 2.5%
Food & Staples Retailing - 2.5%
Casey's General Stores, Inc.	750,000	15,937,500
Ingles Markets, Inc. Class A	625,487	8,919,445
		24,856,945
ENERGY - 4.0%
Energy Equipment & Services - 1.2%
Superior Energy Services, Inc. (a)	776,700	12,100,986
Oil, Gas & Consumable Fuels - 2.8%
Encore Acquisition Co. (a)(d)	603,609	16,406,093
Mariner Energy, Inc. (a)	1,166,700	11,550,330
		27,956,423
TOTAL ENERGY		40,057,409
FINANCIALS - 33.7%
Capital Markets - 7.5%
Affiliated Managers Group, Inc. (a)	600,000	24,114,000
Cohen & Steers, Inc. (d)	1,100,000	11,880,000
optionsXpress Holdings, Inc.	974,510	10,612,414
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Sparx Group Co. Ltd. (d)	22,235	$ 2,524,118
TradeStation Group, Inc. (a)	2,092,291	11,528,523
Waddell & Reed Financial, Inc. Class A	1,050,000	14,826,000
		75,485,055
Commercial Banks - 4.0%
Associated Banc-Corp. (d)	1,189,583	18,616,974
Boston Private Financial Holdings, Inc. (d)	1,465,680	6,903,353
City National Corp. (d)	414,900	14,359,689
		39,880,016
Insurance - 12.4%
Aspen Insurance Holdings Ltd.	1,300,200	28,734,418
IPC Holdings Ltd.	898,740	23,061,668
Max Capital Group Ltd.	1,169,111	19,886,578
Reinsurance Group of America, Inc.	703,801	25,076,430
W.R. Berkley Corp.	1,025,000	27,142,000
		123,901,094
Real Estate Investment Trusts - 5.0%
CapitalSource, Inc. (d)	3,947,200	14,367,808
Chimera Investment Corp.	4,748,323	15,669,466
Highwoods Properties, Inc. (SBI)	491,230	11,082,149
National Retail Properties, Inc.	600,000	8,658,000
		49,777,423
Real Estate Management & Development - 1.8%
Jones Lang LaSalle, Inc.	776,000	18,321,360
Thrifts & Mortgage Finance - 3.0%
Astoria Financial Corp.	600,762	5,454,919
Washington Federal, Inc. (d)	1,981,840	24,336,995
		29,791,914
TOTAL FINANCIALS		337,156,862
HEALTH CARE - 6.9%
Health Care Equipment & Supplies - 1.4%
Abaxis, Inc. (a)(d)	894,400	14,149,408
Health Care Providers & Services - 4.1%
MEDNAX, Inc. (a)	666,500	22,374,405
VCA Antech, Inc. (a)	1,000,000	18,820,000
		41,194,405
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 1.4%
Perrigo Co.	486,200	$ 14,269,970
TOTAL HEALTH CARE		69,613,783
INDUSTRIALS - 10.2%
Building Products - 1.7%
NCI Building Systems, Inc. (a)(d)	649,320	7,525,619
Simpson Manufacturing Co. Ltd. (d)	475,000	9,533,250
		17,058,869
Commercial Services & Supplies - 5.4%
ACCO Brands Corp. (a)	1,250,923	2,401,772
HNI Corp. (d)	1,895,771	25,043,135
United Stationers, Inc. (a)	950,000	26,609,500
		54,054,407
Construction & Engineering - 1.8%
URS Corp. (a)	532,376	18,127,403
Machinery - 1.3%
Graco, Inc.	600,000	12,762,000
TOTAL INDUSTRIALS		102,002,679
INFORMATION TECHNOLOGY - 13.5%
Communications Equipment - 2.1%
Polycom, Inc. (a)	400,000	5,620,000
ViaSat, Inc. (a)	679,472	15,057,100
		20,677,100
Electronic Equipment & Components - 4.5%
Ingram Micro, Inc. Class A (a)	1,603,100	19,670,037
Macnica, Inc.	677,400	9,048,067
Ryoyo Electro Corp.	1,272,700	10,320,786
SYNNEX Corp. (a)	389,898	5,984,934
		45,023,824
Internet Software & Services - 4.0%
DealerTrack Holdings, Inc. (a)	1,949,434	22,204,053
j2 Global Communications, Inc. (a)	563,149	11,026,457
LoopNet, Inc. (a)	1,094,182	7,112,183
		40,342,693
IT Services - 0.6%
Telvent GIT SA	441,358	6,408,518
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.7%
FormFactor, Inc. (a)	764,157	$ 11,890,283
Miraial Co. Ltd. (d)(e)	554,400	5,337,284
		17,227,567
Software - 0.6%
MICROS Systems, Inc. (a)	400,000	5,760,000
TOTAL INFORMATION TECHNOLOGY		135,439,702
MATERIALS - 4.6%
Chemicals - 1.7%
Spartech Corp. (e)	1,583,102	5,018,433
Valspar Corp.	710,000	12,318,500
		17,336,933
Metals & Mining - 2.9%
Carpenter Technology Corp.	1,725,000	28,462,500
TOTAL MATERIALS		45,799,433
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
Cogent Communications Group, Inc. (a)(d)(e)	2,750,000	18,287,500
UTILITIES - 5.0%
Electric Utilities - 3.1%
Allete, Inc. (d)	277,250	8,622,475
Westar Energy, Inc.	1,100,000	22,088,000
		30,710,475
Gas Utilities - 1.9%
Southwest Gas Corp.	760,989	19,603,077
TOTAL UTILITIES		50,313,552
TOTAL COMMON STOCKS (Cost $1,278,818,193)		930,184,792
Nonconvertible Preferred Stocks - 1.6%

CONSUMER DISCRETIONARY - 0.5%
Household Durables - 0.5%
M/I Homes, Inc. Series A, 9.75%	708,100	4,963,781
Nonconvertible Preferred Stocks - continued
	Shares	Value
FINANCIALS - 1.1%
Real Estate Investment Trusts - 0.7%
Developers Diversified Realty Corp.:
(depositary shares) Series H, 7.375%	565,000	$ 3,700,750
Series I, 7.50%	430,155	2,903,546
		6,604,296
Thrifts & Mortgage Finance - 0.4%
Fannie Mae Series S, 8.25%	3,702,100	4,072,310
TOTAL FINANCIALS		10,676,606
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $28,794,938)		15,640,387
Convertible Bonds - 4.7%
	Principal Amount
CONSUMER DISCRETIONARY - 1.6%
Specialty Retail - 1.6%
United Auto Group, Inc. 3.5% 4/1/26	$ 24,000,000	15,418,320
FINANCIALS - 2.7%
Real Estate Investment Trusts - 2.7%
SL Green Realty Corp. 3% 3/30/27 (f)	45,000,000	27,296,932
INDUSTRIALS - 0.4%
Building Products - 0.4%
NCI Building Systems, Inc. 2.125% 11/15/24	5,000,000	3,976,000
TOTAL CONVERTIBLE BONDS (Cost $40,324,451)		46,691,252
Money Market Funds - 9.5%
	Shares	Value
Fidelity Cash Central Fund, 0.78% (b)	13,832,798	$ 13,832,798
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	81,885,586	81,885,586
TOTAL MONEY MARKET FUNDS (Cost $95,718,384)		95,718,384
TOTAL INVESTMENT PORTFOLIO - 108.6% (Cost $1,443,655,966)		1,088,234,815
NET OTHER ASSETS - (8.6)%		(86,483,004)
NET ASSETS - 100%		$ 1,001,751,811
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,296,932 or 2.7% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 159,962
Fidelity Securities Lending Cash Central Fund	1,228,744
Total	$ 1,388,706
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cogent Communications Group, Inc.	$ -	$ 18,402,564	$ -	$ -	$ 18,287,500
Miraial Co. Ltd.	-	7,176,911	-	173,717	5,337,284
Spartech Corp.	11,202,911	4,588,500	-	158,310	5,018,433
The Pantry, Inc.	18,783,837	-	21,698,273	-	-
Zoran Corp.	13,344,836	9,473,071	17,237,167	-	-
Total	$ 43,331,584	$ 39,641,046	$ 38,935,440	$ 332,027	$ 28,643,217
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,088,234,815	$ 997,595,289	$ 90,639,526	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.9%
Bermuda	7.2%
Japan	4.3%
Others (individually less than 1%)	0.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $77,882,041) - See accompanying schedule: Unaffiliated issuers (cost $1,306,262,991)	$ 963,873,214
Fidelity Central Funds (cost $95,718,384)	95,718,384
Other affiliated issuers (cost $41,674,591)	28,643,217
Total Investments (cost $1,443,655,966)		$ 1,088,234,815
Receivable for investments sold		2,356,054
Receivable for fund shares sold		1,730,415
Dividends receivable		1,136,914
Interest receivable		750,149
Distributions receivable from Fidelity Central Funds		59,602
Prepaid expenses		11,664
Other receivables		2,016
Total assets		1,094,281,629

Liabilities
Payable for investments purchased	$ 8,744,357
Payable for fund shares redeemed	814,939
Accrued management fee	731,383
Distribution fees payable	36,641
Other affiliated payables	282,652
Other payables and accrued expenses	34,260
Collateral on securities loaned, at value	81,885,586
Total liabilities		92,529,818

Net Assets		$ 1,001,751,811
Net Assets consist of:
Paid in capital		$ 1,506,055,851
Undistributed net investment income		453,962
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(149,332,992)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(355,425,010)
Net Assets		$ 1,001,751,811

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($37,482,352 ÷ 4,573,671 shares)	$ 8.20

Maximum offering price per share (100/94.25 of $8.20)	$ 8.70
Class T: Net Asset Value and redemption price per share ($22,054,565 ÷ 2,707,357 shares)	$ 8.15

Maximum offering price per share (100/96.50 of $8.15)	$ 8.45
Class B: Net Asset Value and offering price per share ($6,049,740 ÷ 752,381 shares)A	$ 8.04

Class C: Net Asset Value and offering price per share ($14,961,185 ÷ 1,860,012 shares)A	$ 8.04

Small Cap Value: Net Asset Value, offering price and redemption price per share ($914,449,231 ÷ 110,835,453 shares)	$ 8.25

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,754,738 ÷ 817,698 shares)	$ 8.26

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2009 (Unaudited)
Investment Income
Dividends (including $332,027 earned from other affiliated issuers)		$ 12,220,295
Interest		685,100
Income from Fidelity Central Funds (including $1,228,744 from security lending)		1,388,706
Total income		14,294,101

Expenses
Management fee Basic fee	$ 4,070,191
Performance adjustment	284,045
Transfer agent fees	1,637,326
Distribution fees	256,557
Accounting and security lending fees	203,729
Custodian fees and expenses	19,321
Independent trustees' compensation	3,261
Registration fees	85,191
Audit	29,821
Legal	3,918
Miscellaneous	21,995
Total expenses before reductions	6,615,355
Expense reductions	(10,548)	6,604,807
Net investment income (loss)		7,689,294
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(137,956,834)
Other affiliated issuers	(7,964,745)
Foreign currency transactions	7,846
Total net realized gain (loss)		(145,913,733)
Change in net unrealized appreciation (depreciation) on: Investment securities	(262,611,366)
Assets and liabilities in foreign currencies	(3,873)
Total change in net unrealized appreciation (depreciation)		(262,615,239)
Net gain (loss)		(408,528,972)
Net increase (decrease) in net assets resulting from operations		$ (400,839,678)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,689,294	$ 2,118,900
Net realized gain (loss)	(145,913,733)	26,624,935
Change in net unrealized appreciation (depreciation)	(262,615,239)	(226,824,054)
Net increase (decrease) in net assets resulting from operations	(400,839,678)	(198,080,219)
Distributions to shareholders from net investment income	(8,301,279)	-
Distributions to shareholders from net realized gain	(12,095,172)	(53,456,977)
Total distributions	(20,396,451)	(53,456,977)
Share transactions - net increase (decrease)	163,923,338	105,675,336
Redemption fees	273,555	144,871
Total increase (decrease) in net assets	(257,039,236)	(145,716,989)

Net Assets
Beginning of period	1,258,791,047	1,404,508,036
End of period (including undistributed net investment income of $453,962 and undistributed net investment income of $1,269,467, respectively)	$ 1,001,751,811	$ 1,258,791,047

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.82	$ 14.34	$ 13.17	$ 12.80	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	(.01)	(.06)	(.03)	(.04)
Net realized and unrealized gain (loss)	(3.51)	(1.98)	1.90	.74	2.84
Total from investment operations	(3.45)	(1.99)	1.84	.71	2.80
Distributions from net investment income	(.06)	-	-	-	(.01)
Distributions from net realized gain	(.11)	(.53)	(.67)	(.35)	-
Total distributions	(.17)	(.53)	(.67)	(.35)	(.01)
Redemption fees added to paid in capital E	- J	- J	- J	.01	.01
Net asset value, end of period	$ 8.20	$ 11.82	$ 14.34	$ 13.17	$ 12.80
Total Return B, C, D	(29.54)%	(14.35)%	14.59%	5.72%	28.06%
Ratios to Average Net Assets F, I
Expenses before reductions	1.37% A	1.43%	1.45%	1.51%	1.46% A
Expenses net of fee waivers, if any	1.37% A	1.40%	1.40%	1.40%	1.44% A
Expenses net of all reductions	1.37% A	1.40%	1.40%	1.36%	1.38% A
Net investment income (loss)	1.13% A	(.05)%	(.44)%	(.24)%	(.46)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,482	$ 52,446	$ 61,357	$ 39,931	$ 9,390
Portfolio turnover rate G	79% A	149%	67%	93%	60% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period November 3, 2004 (commencement of operations) to July 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 14.28	$ 13.13	$ 12.78	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	(.04)	(.10)	(.07)	(.06)
Net realized and unrealized gain (loss)	(3.48)	(1.97)	1.90	.74	2.83
Total from investment operations	(3.44)	(2.01)	1.80	.67	2.77
Distributions from net investment income	(.04)	-	-	-	-
Distributions from net realized gain	(.11)	(.53)	(.65)	(.33)	-
Total distributions	(.15)	(.53)	(.65)	(.33)	-
Redemption fees added to paid in capital E	- J	- J	- J	.01	.01
Net asset value, end of period	$ 8.15	$ 11.74	$ 14.28	$ 13.13	$ 12.78
Total Return B, C, D	(29.62)%	(14.58)%	14.34%	5.47%	27.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.63% A	1.68%	1.66%	1.67%	1.72% A
Expenses net of fee waivers, if any	1.63% A	1.65%	1.65%	1.65%	1.68% A
Expenses net of all reductions	1.63% A	1.65%	1.65%	1.61%	1.62% A
Net investment income (loss)	.88% A	(.30)%	(.69)%	(.49)%	(.70)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,055	$ 32,091	$ 51,518	$ 45,460	$ 12,725
Portfolio turnover rate G	79% A	149%	67%	93%	60% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period November 3, 2004 (commencement of operations) to July 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.60	$ 14.19	$ 13.07	$ 12.73	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	(.10)	(.17)	(.13)	(.10)
Net realized and unrealized gain (loss)	(3.44)	(1.96)	1.90	.74	2.82
Total from investment operations	(3.42)	(2.06)	1.73	.61	2.72
Distributions from net investment income	(.03)	-	-	-	-
Distributions from net realized gain	(.11)	(.53)	(.61)	(.28)	-
Total distributions	(.14)	(.53)	(.61)	(.28)	-
Redemption fees added to paid in capital E	- J	- J	- J	.01	.01
Net asset value, end of period	$ 8.04	$ 11.60	$ 14.19	$ 13.07	$ 12.73
Total Return B, C, D	(29.83)%	(15.04)%	13.78%	4.97%	27.30%
Ratios to Average Net Assets F, I
Expenses before reductions	2.12% A	2.18%	2.20%	2.26%	2.24% A
Expenses net of fee waivers, if any	2.12% A	2.15%	2.15%	2.15%	2.19% A
Expenses net of all reductions	2.12% A	2.15%	2.15%	2.11%	2.13% A
Net investment income (loss)	.38% A	(.80)%	(1.19)%	(.99)%	(1.21)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,050	$ 7,886	$ 12,075	$ 10,214	$ 3,931
Portfolio turnover rate G	79% A	149%	67%	93%	60% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period November 3, 2004 (commencement of operations) to July 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.60	$ 14.19	$ 13.07	$ 12.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	(.10)	(.17)	(.13)	(.10)
Net realized and unrealized gain (loss)	(3.44)	(1.96)	1.90	.74	2.83
Total from investment operations	(3.42)	(2.06)	1.73	.61	2.73
Distributions from net investment income	(.03)	-	-	-	-
Distributions from net realized gain	(.11)	(.53)	(.61)	(.29)	-
Total distributions	(.14)	(.53)	(.61)	(.29)	-
Redemption fees added to paid in capital E	- J	- J	- J	.01	.01
Net asset value, end of period	$ 8.04	$ 11.60	$ 14.19	$ 13.07	$ 12.74
Total Return B, C, D	(29.85)%	(15.04)%	13.77%	4.92%	27.40%
Ratios to Average Net Assets F, I
Expenses before reductions	2.12% A	2.18%	2.20%	2.22%	2.17% A
Expenses net of fee waivers, if any	2.12% A	2.15%	2.15%	2.15%	2.17% A
Expenses net of all reductions	2.12% A	2.15%	2.15%	2.11%	2.11% A
Net investment income (loss)	.39% A	(.80)%	(1.19)%	(.99)%	(1.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,961	$ 20,924	$ 34,155	$ 26,791	$ 11,732
Portfolio turnover rate G	79% A	149%	67%	93%	60% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period November 3, 2004 (commencement of operations) to July 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Value

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.91	$ 14.43	$ 13.22	$ 12.83	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.03	(.02)	.01	(.01)
Net realized and unrealized gain (loss)	(3.54)	(1.99)	1.91	.74	2.84
Total from investment operations	(3.47)	(1.96)	1.89	.75	2.83
Distributions from net investment income	(.08)	-	-	(.01)	(.01)
Distributions from net realized gain	(.11)	(.56)	(.68)	(.36)	-
Total distributions	(.19)	(.56)	(.68)	(.37)	(.01)
Redemption fees added to paid in capital D	- I	- I	- I	.01	.01
Net asset value, end of period	$ 8.25	$ 11.91	$ 14.43	$ 13.22	$ 12.83
Total Return B, C	(29.52)%	(14.10)%	14.96%	6.07%	28.36%
Ratios to Average Net Assets E, H
Expenses before reductions	1.11% A	1.14%	1.11%	1.09%	1.05% A
Expenses net of fee waivers, if any	1.11% A	1.14%	1.11%	1.09%	1.05% A
Expenses net of all reductions	1.11% A	1.13%	1.11%	1.06%	.99% A
Net investment income (loss)	1.39% A	.22%	(.15)%	.06%	(.08)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 914,449	$ 1,136,860	$ 1,233,808	$ 957,720	$ 582,689
Portfolio turnover rate F	79% A	149%	67%	93%	60% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period November 3, 2004 (commencement of operations) to July 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.91	$ 14.43	$ 13.22	$ 12.83	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.03	(.02)	.01	(.01)
Net realized and unrealized gain (loss)	(3.54)	(1.99)	1.91	.74	2.84
Total from investment operations	(3.47)	(1.96)	1.89	.75	2.83
Distributions from net investment income	(.07)	-	-	(.01)	(.01)
Distributions from net realized gain	(.11)	(.56)	(.68)	(.36)	-
Total distributions	(.18)	(.56)	(.68)	(.37)	(.01)
Redemption fees added to paid in capital D	- I	- I	- I	.01	.01
Net asset value, end of period	$ 8.26	$ 11.91	$ 14.43	$ 13.22	$ 12.83
Total Return B, C	(29.48)%	(14.10)%	14.99%	6.08%	28.36%
Ratios to Average Net Assets E, H
Expenses before reductions	1.11% A	1.13%	1.10%	1.08%	1.07% A
Expenses net of fee waivers, if any	1.11% A	1.13%	1.10%	1.08%	1.07% A
Expenses net of all reductions	1.11% A	1.13%	1.10%	1.05%	1.01% A
Net investment income (loss)	1.40% A	.22%	(.13)%	.08%	(.10)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,755	$ 8,584	$ 11,594	$ 9,422	$ 3,761
Portfolio turnover rate F	79% A	149%	67%	93%	60% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period November 3, 2004 (commencement of operations) to July 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2009 (Unaudited)

1. Organization.

Fidelity Small Cap Value Fund (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Small Cap Value and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

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3. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships and losses deferred due to wash sales.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 33,516,483
Unrealized depreciation	(399,400,956)
Net unrealized appreciation (depreciation)	$ (365,884,473)
Cost for federal income tax purposes	$ 1,454,119,288

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $621,955,657 and $454,438,409, respectively.

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Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Small Cap Value, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .76% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 56,544	$ 2,839
Class T	.25%	.25%	74,124	-
Class B	.75%	.25%	35,752	26,814
Class C	.75%	.25%	90,137	13,761
			$ 256,557	$ 43,414

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

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6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11,616
Class T	1,797
Class B*	10,156
Class C*	1,952
$ 25,521

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 66,705.29
Class T	44,419.30
Class B	10,628.30
Class C	26,545.29
Small Cap Value	1,478,269.29
Institutional Class	10,760.29
	$ 1,637,326

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $29,455 for the period.

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Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,399 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,146 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,290. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Small Cap Value	$ 8,000
Institutional Class	112
$ 8,112

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Freedom 2020 Fund was the owner of record of approximately 11% of the total outstanding shares of the Fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 45% of the total outstanding shares of the Fund.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2009	Year ended July 31, 2008
From net investment income
Class A	$ 252,163	$ -
Class T	111,704	-
Class B	20,183	-
Class C	45,207	-
Small Cap Value	7,822,386	-
Institutional Class	49,636	-
Total	$ 8,301,279	$ -
From net realized gain
Class A	$ 496,926	$ 2,334,219
Class T	350,121	1,800,459
Class B	77,045	442,697
Class C	207,577	1,258,270
Small Cap Value	10,883,170	47,176,109
Institutional Class	80,333	445,223
Total	$ 12,095,172	$ 53,456,977

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Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008	Six months ended January 31, 2009	Year ended July 31, 2008
Class A
Shares sold	903,214	1,801,333	$ 9,194,039	$ 23,728,165
Reinvestment of distributions	64,970	158,451	694,478	2,181,126
Shares redeemed	(831,885)	(1,800,932)	(8,113,721)	(23,386,603)
Net increase (decrease)	136,299	158,852	$ 1,774,796	$ 2,522,688
Class T
Shares sold	992,143	618,951	$ 11,245,724	$ 8,024,654
Reinvestment of distributions	40,640	127,052	449,360	1,740,319
Shares redeemed	(1,058,182)	(1,620,468)	(9,405,508)	(21,259,209)
Net increase (decrease)	(25,399)	(874,465)	$ 2,289,576	$ (11,494,236)
Class B
Shares sold	202,741	128,063	$ 2,143,065	$ 1,643,352
Reinvestment of distributions	7,760	29,083	85,947	395,378
Shares redeemed	(137,811)	(328,632)	(1,366,770)	(4,160,797)
Net increase (decrease)	72,690	(171,486)	$ 862,242	$ (2,122,067)
Class C
Shares sold	433,283	565,275	$ 4,341,014	$ 7,245,287
Reinvestment of distributions	19,410	82,093	217,621	1,115,865
Shares redeemed	(395,862)	(1,251,391)	(3,801,973)	(15,942,770)
Net increase (decrease)	56,831	(604,023)	$ 756,662	$ (7,581,618)
Small Cap Value
Shares sold	23,366,344	33,217,718	$ 233,643,406	$ 432,952,106
Reinvestment of distributions	1,741,583	3,344,768	18,397,974	46,241,130
Shares redeemed	(9,761,827)	(26,584,070)	(94,832,731)	(353,880,106)
Net increase (decrease)	15,346,100	9,978,416	$ 157,208,649	$ 125,313,130
Institutional Class
Shares sold	245,943	353,080	$ 2,506,550	$ 4,711,093
Reinvestment of distributions	8,812	21,635	93,632	299,115
Shares redeemed	(157,658)	(457,781)	(1,568,769)	(5,972,769)
Net increase (decrease)	97,097	(83,066)	$ 1,031,413	$ (962,561)

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASCVI-USAN-0309
1.803748.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Securities Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for each Fund provide reasonable assurances that material information relating to such Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in a Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, a Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 3, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 3, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 3, 2009